   As filed with the Securities and Exchange Commission on February 29, 1996.

     Registration No. 33-49558

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   PRE-EFFECTIVE AMENDMENT NO.           ( )

                    POST-EFFECTIVE AMENDMENT NO.  5      (X)


                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                         Amendment No.  32         (X)

                        (Check appropriate box or boxes)


                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              (Name of Depositor)
                              201 Highland Avenue
                              Largo, Florida 34640
        (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (813) 585-6565


                            Thomas E. Pierpan, Esq.
                           Vice President and Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                              Largo, Florida 34640
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Stephen E. Roth, Esq.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004



 It is proposed that this filing will become effective (check appropriate space)

      immediately upon filing pursuant to paragraph (b) of Rule 485


      on   DATE       , pursuant to paragraph (b) of Rule 485


      60 days after filing pursuant to paragraph (a) of Rule 485


      X  on  May 1, 1996   , pursuant to paragraph (a) of Rule 485

      The Registrant has chosen to register an indefinite number of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most
 recent fiscal year was filed on February     , 1996.

                           WRL SERIES ANNUITY ACCOUNT

                       POST-EFFECTIVE AMENDMENT NO. 5 TO

                        REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933 ON FORM N-4

                             Cross Reference Sheet
                         Showing Location in Prospectus
                    and Statement of Additional Information
                            As Required by Form N-4



FORM N-4 ITEM                                                                               PROSPECTUS CAPTION
------------------------------------------------------------------------------------------  ----------------------------

1.   Cover Page...........................................................................  Cover Page

2.   Definitions..........................................................................  Definitions of Special Terms

3.   Synopsis or Highlights...............................................................  Summary

4.   Condensed Financial
     Information..........................................................................  Condensed Financial Information

5.   General Description of
     Registrant, Depositor,
     and  Portfolio Companies.............................................................  Western Reserve, the Series Account,
                                                                                            and the Fund; Voting Rights

6.   Deductions...........................................................................  Charges and Deductions;
                                                                                            Distribution of the Contracts

7.   General Description of
     Variable Annuity Contracts...........................................................  Western Reserve, the Series
                                                                                            Account, and the Fund; The
                                                                                            Contract; Statement of
                                                                                            Additional Information

8.   Annuity Period.......................................................................  The Contract - Annuity Provisions

9.   Death Benefit........................................................................  The Contract - Accumulation
                                                                                            Provisions - Death Benefits
                                                                                            during the Accumulation Period;
                                                                                            The Contract - Annuity
                                                                                            Provisions - Death Benefits
                                                                                            after the Maturity Date

10.  Purchases and Contract
     Value................................................................................  The Contract - Accumulation
                                                                                            Provisions - Purchase Payments,
                                                                                            Net Purchase Payments,
                                                                                            Accumulation Unit Value;
                                                                                            Distribution of the Contracts




FORM N-4 ITEM                                                                           PROSPECTUS CAPTION
--------------------------------------------------------------------------------------  ---------------------------

11.      Redemptions..................................................................  The Contract - Accumulation
                                                                                        Provisions - Partial
                                                                                        Withdrawals and Surrenders;
                                                                                        Other Matters Relating to the
                                                                                        Contract - Right to Examine Contract

12.      Taxes........................................................................  Federal Tax Matters

13.      Legal Proceedings............................................................  Legal Proceedings

14 .     Table of Contents of the
         Statement of Additional
         Information..................................................................  Statement of Additonal
                                                                                        Information

                                                                                        STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                                           INFORMATION CAPTION
-----------------------------------------------------------------------------------------------------------------------

15.      Cover Page...................................................................  Cover Page

16.      Table of Contents............................................................  Table of Contents

17.      General Information and
         History......................................................................  Not Applicable

18.      Services.....................................................................  Custodian; Independent
                                                                                        Accountants

19.      Purchase of Securities Being
         Offered......................................................................  Addition, Deletion, and
                                                                                        Substitution of Investments

20.      Underwriters.................................................................  Distribution of Contracts


21.      Calculation of Performance
         Data........................................................................   Calculation of Performance
                                                                                        Related Information

22.      Annuity Payments............................................................   Not Applicable

23.      Financial Statements........................................................   Financial Statements


                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

WRL                         WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
FREEDOM
CONQUEROR(R)                201 HIGHLAND AVENUE
                            LARGO, FLORIDA 34640
Flexible Payment            (800) 851-9777
Variable Accumulation       (813) 585-6565
Deferred Annuity
Contract                    This Prospectus describes the WRL Freedom Conqueror(R) Variable Annuity
                            (the "Contract"), a tax deferred variable annuity contract issued by
PROSPECTUS DATED            Western Reserve Life Assurance Co. of Ohio ("Western Reserve").
May 1, 1996                 The Contract provides for accumulation of Contract values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. If the variable basis is chosen, Contract values will be held in the
                            WRL Series Annuity Account (the "Series Account") and will vary according to the investment performance of the underlying investment portfolios of the WRL Series Fund, Inc. (the "Fund"). If the fixed basis is chosen,
                            Contract values will be allocated to the Fixed Account and earn interest at no less than the minimum guaranteed rate.
                            There are currently fourteen Sub-Accounts of the Series Account (in addition to the Fixed Account) available through this Contract during the
                            Accumulation Period and after the Maturity Date. Each Sub-Account invests in one investment portfolio of the Fund and Net Purchase Payments will be allocated to one or more of these Sub- Accounts or the Fixed Account as directed by the Owner. These fourteen investment portfolios of the Fund are: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth
                            Portfolio, Global Portfolio, Balanced Portfolio, Equity-Income Portfolio,
                            Bond Portfolio, Short-to-Intermediate Government Portfolio, Utility
                            Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio,
                            Value Equity Portfolio, C.A.S.E. Growth Portfolio and Meridian/INVESCO
                            Global Sector Portfolio.
                            This Prospectus sets forth information about the Contract that a prospective investor should know before investing. Additional information about the Series Account has been filed with the Securities and Exchange
                            Commission in a Statement of Additional Information, dated May 1, 1995, which is incorporated herein by reference. The Statement of Additional
                            Information is available upon written or oral request and without charge from Western Reserve, P.O. Box 9051, Clearwater, FL 34618-9051; telephone number (800) 851-9777. The table of contents for the Statement of
                            Additional Information appears on page 29 of this Prospectus.
                            THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED
                            BY, A BANK OR DEPOSITORY INSTITUTION AND THE CONTRACT IS NOT FEDERALLY
                            INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                            BOARD, OR ANY OTHER AGENCY AND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE
                            LOSS OF PRINCIPAL AMOUNT INVESTED.
                            THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR
                            THE WRL SERIES FUND, INC. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL
                            STATES.
                            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
                            AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
                            ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                            CRIMINAL OFFENSE.
                            THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN
                            WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR
                            OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
                            REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED
                            IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR
                            REPRESENTATIONS MUST NOT BE RELIED UPON.
                            THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

TABLE OF CONTENTS


                                                                                                        Page
DEFINITIONS OF SPECIAL TERMS..........................................................................      1
SUMMARY...............................................................................................      3
CONDENSED FINANCIAL INFORMATION.......................................................................      6
CALCULATION OF YIELDS AND TOTAL RETURNS...............................................................      7
OTHER PERFORMANCE DATA................................................................................      8
PUBLISHED RATINGS.....................................................................................      9
WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND.....................................................     10
     - Western Reserve Life Assurance Co. of Ohio.....................................................     10
     - WRL Series Annuity Account.....................................................................     10
     - WRL Series Fund, Inc...........................................................................     10
CHARGES AND DEDUCTIONS................................................................................     12
     - Withdrawal Charge..............................................................................     12
     - Transfer Charge................................................................................     13
     - Mortality and Expense Risk Charge..............................................................     13
     - Annual Contract Charge.........................................................................     13
     - Administrative Charge..........................................................................     13
     - Premium Taxes..................................................................................     14
     - Deductions for Other Taxes.....................................................................     14
     - Expenses of the Fund...........................................................................     14
THE CONTRACT..........................................................................................     14
     ACCUMULATION PROVISIONS..........................................................................     14
     - Purchase Payments..............................................................................     14
     - Net Purchase Payments..........................................................................     15
     - Accumulation Unit Value........................................................................     15
     - Experience Factor..............................................................................     15
     - Computing Sub-Account Value....................................................................     15
     - Transfers to and from, and among Allocation Options............................................     16
     - Dollar Cost Averaging..........................................................................     16
     - Asset Rebalancing Program......................................................................     17
     - Partial Withdrawals and Surrenders.............................................................     17
     - Contract Loans For 401(a), 401(k), and 403(b) Contracts........................................     18
     - Death Benefits during the Accumulation Period..................................................     19

     ANNUITY PROVISIONS...............................................................................     21
     - Maturity Date and Selection of Annuity Options.................................................     21
     - Fixed Account Annuity Options..................................................................     22
     - Series Account Annuity Options.................................................................     22
     - Death Benefits after the Maturity Date.........................................................     22
     - Improved Annuity Rates.........................................................................     22
     - Proof of Age, Sex, and Survival................................................................     22
OTHER MATTERS RELATING TO THE CONTRACT................................................................     22
     - Changes in Purchase Payments...................................................................     22
     - Right To Examine Contract......................................................................     22
     - Contract Payments..............................................................................     23
     - Ownership......................................................................................     23
     - Annuitant......................................................................................     23
     - Beneficiary....................................................................................     23
     - Modification or Waiver.........................................................................     23
FEDERAL TAX MATTERS...................................................................................     24
     - Introduction...................................................................................     24
     - Company Tax Status.............................................................................     24
     - Taxation of Annuities..........................................................................     24
     - Qualified Plans................................................................................     25
     - Additional Considerations......................................................................     26


                                       (i)

                                                                                                        Page
THE FIXED ACCOUNT.....................................................................................     28
     - Minimum Guaranteed and Current Interest Rates..................................................     28
     - Fixed Account Value............................................................................     28
     - Allocations, Transfers and Partial Withdrawals.................................................     28
DISTRIBUTION OF THE CONTRACTS.........................................................................     29
VOTING RIGHTS.........................................................................................     29
LEGAL PROCEEDINGS.....................................................................................     29
STATEMENT OF ADDITIONAL INFORMATION...................................................................     29


                                      (ii)

DEFINITIONS OF SPECIAL TERMS


ACCUMULATION PERIOD        The period between the Contract Date and the Maturity Date while the Contract is
                           In Force.
ACCUMULATION UNIT VALUE    An accounting unit of measure used to calculate Sub-Account values during the
                           Accumulation Period.
ADMINISTRATIVE OFFICE      Western Reserve's administrative office for variable annuity products, the address of which is P.O. Box 5068, Clearwater, Florida 34618-5068. Telephone number:
                           1-800-851-9777; Fax number: 1-800-572-0159.
ALLOCATION OPTIONS         The Fixed Account and the Sub-Accounts of the Series Account.
ANNUITANT                  The person named in the application, or as subsequently changed, to receive annuity payments. The Annuitant may be changed as provided in the Contract's death benefit provisions and annuity provisions.
ANNUITY PROCEEDS           The amount applied to purchase periodic annuity payments. Such amount is the
                           Annuity Value on the Maturity Date, less any applicable premium tax.
ANNUITY VALUE              The sum of the Series Account Value and the Fixed Account Value.
ANNUITY UNIT VALUE         An accounting unit of measure used to calculate annuity payments from certain Sub-
                           Accounts after the Maturity Date.
ANNIVERSARY                The same day and month as the Contract Date for each succeeding year the Contract remains in force.
ATTAINED AGE               The Issue Age plus the number of completed Contract Years.
BENEFICIARY                The person(s) entitled to receive the death benefit proceeds under the Contract.
CASH VALUE                 The Annuity Value less any applicable premium taxes and any Withdrawal Charge.
CODE                       The Internal Revenue Code of 1986, as amended.
CONTINGENT BENEFICIARY     The person named in the application, or subsequently designated, to become the new
                           Beneficiary upon the current Beneficiary's death.
CONTRACT DATE              The later of the date on which the initial Purchase Payment is received and the date that the properly completed application is received at Western Reserve's
                           Administrative Office.
CONTRACT YEAR              A period of twelve consecutive months beginning on the Contract Date and any
                           Anniversary thereafter.
FIXED ACCOUNT              An Allocation Option under the Contract, other than the Series Account, that provides for accumulation of Net Purchase Payments, and options for annuity payments on a fixed basis.
FIXED ACCOUNT VALUE        During the Accumulation Period, a Contract's value allocated to the Fixed Account.
                           For Contracts issued in the State of Washington, the Fixed Account is used solely for Contract loans, and is not available for allocation of Net Purchase Payments or transfers of Annuity Value from the Sub-Accounts.
FUND                       WRL Series Fund, Inc.
IN FORCE                   Condition under which the Contract is active and the Owner is entitled to exercise all rights under the Contract.
ISSUE AGE                  Refers to the age on the birthday nearest the Contract Date.
MATURITY DATE              The date on which the Accumulation Period ends and annuity payments are to commence.
NET PURCHASE PAYMENT       The Purchase Payment less any applicable premium taxes.
NON-QUALIFIED CONTRACTS    Contracts issued other than in connection with retirement plans. Non-Qualified
                           Contracts do not qualify for special Federal income tax treatment under the Code.
OWNER                      The person(s) entitled to exercise all rights under the Contract. The Annuitant is the Owner unless the application states otherwise, or unless a change of ownership is made at a later time.
PORTFOLIO                  A separate investment portfolio of the Fund.

PURCHASE PAYMENTS          Amounts paid by an Owner or on the Owner's behalf to Western Reserve as consideration for the benefits provided by the Contract.
QUALIFIED CONTRACTS        Contracts issued in connection with retirement plans that qualify for special
                           Federal income tax treatment under the Code.
SERIES ACCOUNT (OR
  SEPARATE ACCOUNT)        WRL Series Annuity Account, a separate investment account composed of several Sub-
                           Accounts established to receive and invest Net Purchase Payments not allocated to the Fixed Account.
SERIES ACCOUNT VALUE       During the Accumulation Period, the value in the Series Account allocable to a
                           Contract, which value is equal to the total of the values allocable to a Contract in each of the Sub-Accounts during the Accumulation Period.
SUB-ACCOUNT                A sub-division of the Series Account that invests exclusively in the shares of a specified Portfolio and supports the Contracts. Sub-Accounts corresponding to each applicable Portfolio hold assets under the Contract during the Accumulation
                           Period. Other Sub-Accounts corresponding to each applicable Portfolio will hold assets after the Maturity Date if a Series Account annuity option is selected.
SURRENDER                  The termination of a Contract at the option of the Owner.
VALUATION DATE             Each day on which the New York Stock Exchange is open for business.
VALUATION PERIOD           The period commencing at the end of one Valuation Date and continuing to the end of the next succeeding Valuation Date.

SUMMARY


This summary provides you with an overview of the tax deferred variable annuity contract offered by Western Reserve and funded by the Series Account and the Fixed Account.


THE CONTRACT

The Contract is a tax deferred variable annuity contract that may be purchased by submitting a completed application to Western Reserve for its approval. The Contract provides for accumulation of Annuity Values on a variable basis, a fixed basis, or a combination of both. The Contract also provides for the payment of periodic annuity payments on a variable basis or a fixed basis. (See "THE CONTRACT-- Accumulation Provisions" on page 14 and "--Annuity Provisions" on page 21.) (For information about tax status, see "FEDERAL TAX MATTERS" on pages 23-27.)


RIGHT TO EXAMINE CONTRACT

If an Owner is not satisfied with the Contract, it may be cancelled by returning it within ten days after receipt together with a written request for cancellation. In such event, Western Reserve will pay the Owner an amount equal to the sum of: (i) the Purchase Payments received; plus (or minus) (ii) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. (In certain states, Western Reserve will refund the Purchase Payments.) (See "OTHER MATTERS RELATING TO THE CONTRACT--Right to Examine Contract" on page 22.)


THE FUND

The underlying variable investments for the Contracts are shares of several of the Portfolios of the Fund, namely: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Equity-Income Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Utility Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio and Meridian/INVESCO Global Sector Portfolio. Western Reserve reserves the right to offer additional investment portfolios or other mutual funds with differing investment objectives. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 10.)


PURCHASE PAYMENTS

The Owner may make Purchase Payments at such frequency as the Owner elects. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the Owner's bank account. For Individual Retirement Annuities ("IRAs"), the minimum initial Purchase Payment is $1,000. For Qualified Contracts other than IRAs, the minimum initial Purchase Payment is $50. For all Contracts, subsequent Purchase Payments must be at least $50, unless Western Reserve consents to a smaller amount. The maximum amount of Purchase Payments that may be made in any Contract Year is $1,000,000, unless Western Reserve consents to a larger amount. Western Reserve reserves the right to reject any Purchase Payment for any reason permitted by law. (See "ACCUMULATION PROVISIONS--Purchase Payments" on page 14.)


PARTIAL WITHDRAWAL AND SURRENDER PRIVILEGE

A Contract may be surrendered or portions of the Cash Value may be partially withdrawn at any time prior to the Maturity Date. The Cash Value may not, however, be reduced by any partial withdrawal to less than $5,000. (See "THE CONTRACT--Partial Withdrawals and Surrenders" on page 23.) For Qualified Contracts issued under Code Section 403(b), certain restrictions will apply. Moreover, a partial withdrawal or Surrender may have Federal income tax consequences. (See "FEDERAL TAX MATTERS--Qualified Plans" on pages 25-26.)


WITHDRAWAL CHARGE
No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may, however, be assessed against Annuity Value when partially withdrawn or surrendered.


The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or Surrender of that Purchase Payment determines whether the Withdrawal Charge will be deducted. The charge is a percentage of the amount of each Purchase Payment partially withdrawn or surrendered within seven years of its payment. Purchase Payments are considered withdrawn or surrendered on a first-in, first-out basis and Contract value in excess of aggregate Purchase Payments is considered withdrawn or surrendered before any Purchase Payment. The charge is as follows:


                              NUMBER OF YEARS
                            FROM RECEIPT OF EACH
            CHARGE            PURCHASE PAYMENT
    ----------------------  --------------------
       8%                           0-1
       7%                           2
       6%                           3
       5%                           4
       4%                           5
       3%                           6
       2%                           7
       0%                           Over 7


For the first withdrawal or series of Systematic Partial Withdrawals during each Contract Year, the Withdrawal Charge is waived for the first 10% of the Annuity Value that is subject to the Withdrawal Charge. No Withdrawal Charge will be assessed if Annuity Values are applied to any annuity option under the Contract. (See "CHARGES AND DEDUCTIONS--Withdrawal Charge" on page 12.) Additionally, a 10% penalty tax under Code Section 72(q) is currently imposed on partial withdrawals or Surrenders from

Non-Qualified Contracts if such partial withdrawals or Surrenders are made prior to age 59 1/2 and other exceptions do not apply. (See "FEDERAL TAX MATTERS" on page 23.)


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contracts, Western Reserve imposes a 1.25% per annum charge against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge" on page 13.)


ANNUAL CONTRACT CHARGE

An Annual Contract Charge of $35 is deducted annually on the Anniversary. (See "CHARGES AND DEDUCTIONS-- Annual Contract Charge", page 13.)


ADMINISTRATIVE CHARGE

Western Reserve imposes a daily Administrative Charge equal to an annual rate of 0.15% against all Annuity Value held in the Series Account. (See "CHARGES AND DEDUCTIONS--Administrative Charge" on page 13.)


PREMIUM TAXES

No deduction is made for premium taxes unless Western Reserve incurs a premium tax under state law. Certain states impose premium taxes ranging up to 3.5% of Purchase Payments. (See "CHARGES AND DEDUCTIONS--Premium Taxes" on page 14.)


CHARGES BY THE FUND

The Fund is subject to certain fees, charges and expenses. (See "WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND--WRL Series Fund, Inc." on page 10 and the Prospectuses for the Fund.)


SUMMARY OF CHARGES AND EXPENSES

The following illustrates the charges and deductions under the Contract during the Accumulation Period, as well as the fees and expenses of the Fund.


OWNER TRANSACTION EXPENSES
  Sales Load Imposed on Purchases............  None
  Maximum Withdrawal Charge
    (as a % of each Purchase Payment
    surrendered or partially withdrawn
    received within the previous 7 years)....  8%
  Transfer Charge
    On first 12 transfers each year..........  None
    On each transfer thereafter..............  $10.00
ANNUAL CONTRACT CHARGE.......................  $35.00 Per Contract
SEPARATE ACCOUNT ANNUAL EXPENSES (as a % of
  average Series Account Value)
  Mortality and Expense Risk Charge..........  1.25%
  Other Account Fees and Expenses (See
    "Administrative Charge," page 18)........  0.15%
  Total Separate Account Annual Expenses.....  1.40%


--------------------------------------------------------------------------------


Fund Annual Expenses* (as a % of Fund average net assets)


                                                          AGGRESSIVE   EMERGING
                                                            GROWTH      GROWTH     GROWTH      GLOBAL     BALANCED
                                                          PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                          ----------   --------   ---------   ---------   --------
Management Fees........................................      0.80%       0.80%      0.80%       0.80%       0.80%
Other Expenses (after reimbursement)...................      0.20%       0.12%      0.04%       0.21%       0.20%
Total Fund Annual Expenses.............................      1.00%       0.92%      0.84%       1.01%       1.00%


                                                                                                                          MERIDIAN/
                                       SHORT-TO-                                       TACTICAL                           INVESCO
                                       INTERMEDIATE EQUITY-                  MONEY      ASSET       VALUE     C.A.S.E.    GLOBAL
                             BOND      GOVERNMENT    INCOME     UTILITY     MARKET     ALLOCATION  EQUITY      GROWTH     SECTOR
                           PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                           ---------   ----------   --------   ---------   ---------   --------   ---------   ---------   -------
Management Fees..........    0.50%        0.60%       0.80%      0.75%       0.50%       0.80%       0.80%       0.80%      1.10%
Other Expenses (after
  reimbursement).........    0.09%        0.21%       0.09%      0.25%       0.10%       0.20%       0.20%       0.20%      0.20%
Total Fund Annual
  Expenses...............    0.59%        0.81%       0.89%      1.00%       0.60%       1.00%       1.00%       1.00%      1.30%


------------------------------

* Because the Value Equity and Meridian/INVESCO Global Sector Portfolios commenced operations on May 1, 1996, the percentages set forth as "Other Expenses" and "Total Fund Annual Expenses" are estimates. Because the C.A.S.E. Growth Portfolio commenced operations on May 1, 1995, the "Other Expenses" and "Total Fund Annual Expenses" are annualized.



The purpose of the preceding Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Account as well as the Portfolios of the Fund for the fiscal year ended December 31, 1995, except that the "Other Expenses" and "Total Fund Annual Expenses" for the Value Equity and Meridian/INVESCO Global Sector Portfolios are estimates. Because the C.A.S.E. Growth Portfolio commenced operations on May 1, 1995, the "Other Expenses" and "Total Fund Annual Expenses" are annualized. Expenses of the Fund may be higher or lower in the future. Certain states and other governmental entities may impose a premium tax, which the Table does not include. For more information on the charges described in this Table, see "CHARGES AND DEDUCTIONS" on page 10 and the Fund Prospectuses which accompany this Prospectus.

In 1995, Western Reserve had undertaken to pay Fund expenses for each Portfolio to the extent normal operating expenses of a Portfolio exceed a stated percentage of the Portfolio's average daily net assets. In 1995, Western Reserve reimbursed the Utility Portfolio in the amount of $14,417 and the C.A.S.E. Growth Portfolio in the amount of $23,832. See each Portfolio's prospectus for a description of the expense limitation applicable to that Portfolio.


EXAMPLES
1.  If you surrender your Contract at the end of the applicable time period:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                            1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                            -------       -------       -------       --------
Aggressive Growth Sub-Account.............................
Emerging Growth Sub-Account...............................
Growth Sub-Account........................................
Global Sub-Account........................................
Balanced Sub-Account......................................
Equity-Income Sub-Account.................................
Bond Sub-Account..........................................
Short-to-Intermediate Government Sub-Account..............
Utility Sub-Account.......................................
Money Market Sub-Account..................................
Tactical Asset Allocation Sub-Account.....................
Value Equity Sub-Account..................................
C.A.S.E. Growth Sub-Account...............................
Meridian/INVESCO Global Sector Sub-Account................



2. If you annuitize or do not surrender at the end of the applicable time period (note that annuitization is not available prior to a Contract's fifth anniversary):


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


                                                            1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                            -------       -------       -------       --------
Aggressive Growth Sub-Account.............................
Emerging Growth Sub-Account...............................
Growth Sub-Account........................................
Global Sub-Account........................................
Balanced Sub-Account......................................
Equity-Income Sub-Account.................................
Bond Sub-Account..........................................
Short-to-Intermediate Government Sub-Account..............
Utility Sub-Account.......................................
Money Market Sub-Account..................................
Tactical Asset Allocation Sub-Account.....................
Value Equity Sub-Account..................................
C.A.S.E. Growth Sub-Account...............................
Meridian/INVESCO Global Sector Sub-Account................



THE ABOVE EXAMPLES ASSUME THAT NO TRANSFER CHARGES HAVE BEEN ASSESSED. IN ADDITION, THE EXAMPLES FACTOR IN THE $35 ANNUAL CONTRACT CHARGE BASED ON AN
AVERAGE SERIES ACCOUNT VALUE PER CONTRACT OF $       , WHICH CONVERTS THAT
CHARGE TO AN ANNUAL RATE OF    % OF THE SERIES ACCOUNT VALUE.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

DEATH BENEFIT


If the Annuitant is also the Owner or if the Owner is not a natural person, and the Annuitant dies at any time before the Maturity Date, a death benefit will be provided, unless certain elections have been made that would keep the Contract in force. After the Maturity Date, death benefits will be paid in accordance with the annuity option then in effect. (See "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 19 and "ANNUITY PROVISIONS--Death Benefits after the Maturity Date" on page 22.)


ANNUITY PAYMENT OPTIONS

Annuity payment options are available under the Contract for distribution of the Annuity Proceeds after the Maturity Date. The Maturity Date may not be earlier than the end of the fifth Contract Year and cannot be deferred beyond the Annuitant reaching Attained Age 90. Subject to these limitations, the default Maturity Date may be changed by the Owner, at any time prior to that date, by delivering a written request to Western Reserve. (See "ANNUITY PROVISIONS--Maturity Date and Selection of Annuity Options" on page 21.)


TRANSFERS

Prior to the Maturity Date, the Owner may transfer any or all of the Annuity Value from a Sub-Account to the Fixed Account, from the Fixed Account to a Sub-Account (subject to certain restrictions), or among the Sub-Accounts. (For Contracts issued in the State of Washington, the Fixed Account is not available for transfers of Annuity Value from the Sub-Accounts.) (See "THE
CONTRACT -- ACCUMULATION PROVISIONS -- Transfers to and from, and among Allocation Options," on page 16.) Twelve transfers are permitted without charge in a Contract Year. Each additional transfer will be subject to a transfer charge of $10. This charge will not be increased. Certain restrictions apply to transfers from the Fixed Account. Western Reserve may, at any time, revoke or modify the transfer privilege. (See "ACCUMULATION PROVISIONS--Transfers to and from, and among Allocation Options" on page 16 and "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 28.)


FIXED ACCOUNT


Fixed Account Values will be held in the general account of Western Reserve and earn interest at no less than the minimum guaranteed rate. The Fixed Account is discussed in the section entitled "THE FIXED ACCOUNT" beginning on page 27.


                        CONDENSED FINANCIAL INFORMATION


                                    YEAR ENDED DECEMBER 31, 1992
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Growth*............       $ 10.000             $10.240              10,000
Bond*..............         10.000              10.140              10,000
Money Market*......         10.000              10.010              10,000
Global**...........         10.000              10.151              25,000
Short-to-
  Intermediate
  Government*......         10.000              10.035              85,000



                                    YEAR ENDED DECEMBER 31, 1993
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Growth.............       $ 10.240             $10.500             7,300,170
Bond...............         10.140              11.330             1,298,622
Money Market.......         10.010              10.110               618,769
Global.............         10.151              13.520             1,927,294
Short-to-
  Intermediate
  Government.......         10.035              10.350             1,020,014



                          PERIOD FROM MARCH 1, 1993** TO DECEMBER 31, 1993
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Emerging Growth*...       $ 10.000             $12.350             2,319,646
Equity-Income*.....         10.000              11.240             1,874,169



                                    YEAR ENDED DECEMBER 31, 1994
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Growth.............       $ 10.500             $ 9.493            10,691,346
Bond...............         11.330              10.400             1,516,637
Money Market.......         10.110              10.319             2,375,242
Global.............         13.520              13.364             6,555,723
Short-to-
  Intermediate
  Government.......         10.350              10.161               913,604
Emerging Growth....         12.350              11.286             5,255,225
Equity-Income......         11.240              11.027             6,078,888



                          PERIOD FROM MARCH 1, 1994** TO DECEMBER 31, 1994
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Aggressive
  Growth*..........       $ 10.000             $ 9.782             1,104,940
Balanced*..........         10.000               9.339               790,146
Utility*...........         10.000               9.453               384,654


---------------------------------


 * This Sub-Account commenced operations on December 3, 1992.


** Commencement of operations for these Sub-Accounts.

                                    YEAR ENDED DECEMBER 31, 1995
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Growth.............       $                    $                  $
Bond...............
Money Market.......
Global.............
Short-to-
  Intermediate
  Government.......
Emerging Growth....
Equity-Income......
Aggressive
  Growth...........
Balanced...........
Utility............



                         PERIOD FROM JANUARY 3, 1995** TO DECEMBER 31, 1995
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
Tactical Asset
  Allocation.......       $                    $                  $



                           PERIOD FROM MAY 1, 1995** TO DECEMBER 31, 1995
                     -----------------------------------------------------------
                                                                  NUMBER OF
                     ACCUMULATION UNIT    ACCUMULATION UNIT   ACCUMULATION UNITS
                     VALUE AT BEGINNING     VALUE AT END      OUTSTANDING AT END
    SUB-ACCOUNT          OF PERIOD            OF PERIOD           OF PERIOD
-------------------  ------------------   -----------------   ------------------
C.A.S.E. Growth....       $                    $                  $


---------------------------------

** Commencement of operations for the Sub-Accounts.



Because the Value Equity and Meridian/INVESCO Global Sector Sub-Accounts did not commence operations until May 1, 1996, there is no condensed financial information for these Sub-Accounts for the year ended Decem-ber 31, 1995.


CALCULATION OF YIELDS AND TOTAL RETURNS
From time to time, Western Reserve may disclose in advertisements and sales literature yields and total returns for the Sub-Accounts representing the Accumulation Period under a Contract. In addition, Western Reserve may, on the same basis, advertise the effective yield of the Money Market Sub-Account under a Contract. THESE YIELDS AND TOTAL RETURNS ARE BASED ON THE SUB-ACCOUNTS' HISTORICAL PERFORMANCE ONLY AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. For more detailed information about the performance data calculations described below, see the Statement of Additional Information.

YIELD


The yield of the Money Market Sub-Account refers to the annualized income produced by a hypothetical Series Account Value in the Money Market Sub-Account under a Contract over a specified seven day period. The yield calculation assumes that the same amount of income produced for that seven day period is also produced for each seven day period over a fifty-two week period and is shown as a percentage of the Series Account Value. The effective yield is calculated similarly but, when annualized, the income earned by the Series Account Value in the Money Market Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment of income. Based on the method of calculation described in the Statement of Additional Information, for the seven-day period ended December 31, 1995, the current yield and effective yield for the Money Market Sub-Account were as follows:



    Current Yield =  %
    Effective Yield= %



The yield of a Sub-Account other than the Money Market Sub-Account ("other Sub-Accounts"), refers to the income produced by a hypothetical Series Account Value in the other Sub-Accounts over a specified thirty day period expressed as a percentage rate of return for that period. The yield is calculated by assuming that the income produced by the investment during that thirty day period is produced each thirty day period over a twelve month period and is shown as a percentage of the Series Account Value. Based on the method of calculation described in the Statement of Additional Information, for the thirty day period ended December 31, 1995, the yield for the following Sub-Accounts was as follows:



    Bond Sub-Account           =  %
    Short-to-Intermediate
      Government Sub-Account =    %


TOTAL RETURN


The total return of a Sub-Account for a Contract refers to return quotations assuming a hypothetical Series Account Value in the Sub-Account has been held for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a hypothetical Series Account Value will represent the average annual compounded rates of return that would equate an initial Series Account Value of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. FOR PURPOSES OF THE TOTAL RETURN QUOTATIONS, THE CALCULATIONS TAKE INTO ACCOUNT ALL FEES AND CHARGES THAT ARE CHARGED TO ALL CONTRACTS DURING THE ACCUMULATION PERIOD. Such fees and charges include the $35 Annual Contract Charge, calculated on the basis
of an average Series Account Value per Contract of $      , which converts that
charge to an annual rate of      % of the Series Account Value. The calculations
also assume a complete surrender as of the end of the period and deduction of the Withdrawal Charge. THE CALCULATIONS DO NOT INCLUDE A DEDUCTION FOR ANY PREMIUM TAXES THAT MAY BE APPLICABLE TO A PARTICULAR CONTRACT.

Based on the method of calculation described above and in more detail in the Statement of Additional Information, the average annual total returns for periods beginning with commencement of each Sub-Account to December 31, 1995 were as follows:



                                 PERIOD                     ONE YEAR
                                  FROM        THREE YEAR     PERIOD
                                12/3/92*     PERIOD ENDED    ENDED
         SUB-ACCOUNT           TO 12/31/95     12/31/95     12/31/95
-----------------------------  -----------   ------------   --------
Growth.......................           %            %             %
Bond.........................           %            %             %
Money Market.................           %            %             %
Global.......................           %            %             %
Short-to-Intermediate
  Government.................           %            %             %



                                            PERIOD      ONE YEAR
                                             FROM        PERIOD
                                            3/1/93*       ENDED
              SUB-ACCOUNT                 TO 12/31/95   12/31/95
----------------------------------------  -----------   ---------
Emerging Growth.........................         %             %
Equity-Income...........................         %             %



                                                          ONE YEAR
                                      PERIOD FROM       PERIOD ENDED
          SUB-ACCOUNT             3/1/94* TO 12/31/95     12/31/95
--------------------------------  -------------------   ------------
Aggressive Growth...............         (12.61)%              %
Balanced........................         (17.93)%              %
Utility.........................         (16.56)%              %



                                                   PERIOD FROM
                 SUB-ACCOUNT                   1/3/95* TO 12/31/95
---------------------------------------------  -------------------
Tactical Asset Allocation....................              %



                                                   PERIOD FROM
                 SUB-ACCOUNT                   5/1/95* TO 12/31/95
---------------------------------------------  -------------------
C.A.S.E. Growth..............................              %


---------------------------------

* Commencement of operations of Sub-Account(s).



Because the Value Equity and Meridian/INVESCO Global Sector Sub-Accounts had not yet commenced operations as of December 31, 1995, no performance information is provided for these Sub-Accounts.


OTHER PERFORMANCE DATA

Western Reserve may from time to time disclose in advertisements and sales literature average annual total return in non-standard formats and cumulative total return for the Contracts.



Western Reserve may from time to time also disclose in advertisements and sales literature yields and non-standard total returns for the Sub-Accounts (some of which do not include Contract and Series Account fees and charges) including such disclosure for periods prior to the date the Series Account commenced operations.



For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the corresponding Fund's Portfolios, with a level of fees and charges approximately equal to those currently assessed against the applicable Sub-Accounts or against Owners' Contract Values under the Contracts.



NON-STANDARD PERFORMANCE DATA WILL ONLY BE DISCLOSED IF THE STANDARD PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.



Based on the method of calculation described above and in more detail in the Statement of Additional Information, the average annual total returns of the Emerging Growth, Growth, Global, Equity-Income, Short-to-Intermediate Government, Bond, Money Market, Aggressive Growth, Balanced, Utility, Tactical Asset Allocation and C.A.S.E. Growth Sub-Accounts for the periods ended December 31, 1995, were as follows:



                       PERIOD         FIVE YEAR     THREE YEAR      ONE YEAR
                        FROM           PERIOD         PERIOD         PERIOD
                      10/2/86*          ENDED         ENDED          ENDED
   SUB-ACCOUNT      TO 12/31/95**     12/31/95**    12/31/95**     12/31/95**
------------------  -------------     ---------     ----------     ----------
Growth............           %               %         %              %
Bond..............           %               %         %              %
Money Market......           %               %         %              %



                                    PERIOD      THREE YEAR   ONE YEAR
                                     FROM         PERIOD      PERIOD
                                  12/3/92***      ENDED       ENDED
          SUB-ACCOUNT             TO 12/31/95    12/31/95    12/31/95
--------------------------------  -----------   ----------   --------
Global..........................          %             %           %
Short-to-Intermediate
  Government....................          %             %           %



                                            PERIOD        ONE YEAR
                                             FROM          PERIOD
                                           3/1/93***        ENDED
             SUB-ACCOUNT                  TO 12/31/95     12/31/95
--------------------------------------    -----------     ---------
Emerging Growth.......................             %         %
Equity-Income.........................             %         %



                                            PERIOD
                                             FROM
                                           3/1/94***     ONE YEAR
                                              TO       PERIOD ENDED
               SUB-ACCOUNT                 12/31/95      12/31/95
-----------------------------------------  ---------   ------------
Aggressive Growth........................      %                %
Balanced.................................      %                %
Utility..................................      %                %



                                                   PERIOD FROM
                SUB-ACCOUNT                   1/3/95*** TO 12/31/95
--------------------------------------------  ---------------------
Tactical Asset Allocation...................               %



                                                   PERIOD FROM
                SUB-ACCOUNT                   5/1/95*** TO 12/31/95
--------------------------------------------  ---------------------
C.A.S.E. Growth.............................               %


---------------------------------

  * Commencement of operations of the Fund's Portfolios.


 ** For purposes of the calculation of the performance data for the Growth, Bond and Money Market Sub-Accounts prior to December 3, 1992, the deductions for the mortality and expense risk charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the Sub-Accounts had actually been in existence since the inception of the Sub-Accounts. FOR ALL SUB-ACCOUNTS ILLUSTRATED ABOVE, PERFORMANCE DATA FOR PERIODS OF LESS THAN SIX YEARS REFLECT DEDUCTION OF THE WITHDRAWAL CHARGE.


*** Commencement of operations of the Sub-Accounts.


The average annual total returns set forth below are calculated in exactly the same way as the average annual total returns set forth immediately above, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that do

NOT take into account any charge on amounts surrendered or partially withdrawn.


                    PERIOD        FIVE YEAR     THREE YEAR     ONE YEAR
                     FROM          PERIOD         PERIOD        PERIOD
                   10/2/86*         ENDED         ENDED         ENDED
  SUB-ACCOUNT     TO 12/31/95     12/31/95       12/31/95      12/31/95
----------------  -----------     ---------     ----------     --------
Growth..........          %              %             %             %
Bond............          %              %             %             %
Money Market....          %              %             %             %



                                PERIOD                     ONE YEAR
                                 FROM        THREE YEAR     PERIOD
                               12/3/92**    PERIOD ENDED     ENDED
        SUB-ACCOUNT           TO 12/31/95     12/31/95     12/31/95
----------------------------  -----------   ------------   ---------
Global......................          %              %            %
Short-to-Intermediate
  Government................          %              %



                                            PERIOD        ONE YEAR
                                             FROM          PERIOD
                                           3/1/93**         ENDED
              SUB-ACCOUNT                 TO 12/31/95     12/31/95
----------------------------------------  -----------     ---------
Emerging Growth.........................          %              %
Equity-Income...........................          %              %



                                          PERIOD FROM     ONE YEAR
                                          3/1/94** TO   PERIOD ENDED
              SUB-ACCOUNT                  12/31/95       12/31/95
----------------------------------------  -----------   ------------
Aggressive Growth.......................          %              %
Balanced................................          %              %
Utility.................................          %              %



                                                      PERIOD FROM
                                                      1/3/95** TO
                    SUB-ACCOUNT                         12/31/95
----------------------------------------------------  ------------
Tactical Asset Allocation...........................          %



                                                      PERIOD FROM
                                                      5/1/95** TO
                    SUB-ACCOUNT                         12/31/95
----------------------------------------------------  ------------
C.A.S.E. Growth.....................................          %


------------------------------

 * Commencement of operations of the Fund's Portfolios.


** Commencement of operations of the Sub-Accounts.



Because the Value Equity and Meridian/INVESCO Global Sector Sub-Accounts did not commence operations until May 1, 1996, no performance information is provided for these Sub-Accounts.



Western Reserve may compare the performance of each Sub-Account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts whose performance is reported by Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research & Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") or reported by other services, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance and Fortune. Lipper, VARDS and Morningstar are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.



Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


Western Reserve may also compare the performance of each Sub-Account in advertising and sales literature to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock market performance or other widely used indices. Unmanaged indices may assume the reinvestment of dividends, but usually do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

In addition, Western Reserve may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

PUBLISHED RATINGS

Western Reserve may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Insurance Rating Services ("Standard & Poor's"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"). A.M. Best's and Moody's ratings reflect their current opinion on the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

WESTERN RESERVE, THE SERIES ACCOUNT, AND THE FUND
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Western Reserve was originally incorporated under the laws of Ohio on October 1, 1957. Western Reserve is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is admitted to do business in 49 states and the District of Columbia. The Administrative Office of Western Reserve is located in Largo, Florida; however, the mailing address is P.O. Box 9051, Clearwater, FL 34618-9051. Western Reserve is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company which is wholly-owned by AEGON USA, Inc. ("AEGON"). AEGON is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON is a wholly-owned indirect subsidiary of AEGON nv, a Netherlands corporation, which is a publicly traded international insurance group.


WRL SERIES ANNUITY ACCOUNT
The Series Account was established by Western Reserve as a separate account and a unit investment trust on April 12, 1988. The Series Account meets the definition of a "separate account" under the Federal securities laws. The Series Account will receive and invest Net Purchase Payments paid under the Contracts. In addition, the Series Account may be used for other variable annuity contracts issued by Western Reserve.


Although the assets of the Series Account belong to Western Reserve, Ohio insurance law provides that the assets in the Series Account attributable to variable annuity contracts are not chargeable with liabilities arising out of any other business of Western Reserve. However, the assets of the Series Account are available to cover the liabilities of the general asset account of Western Reserve to the extent that the Series Account's assets exceed the liabilities arising under variable annuity contracts supported by it.



The Series Account is currently divided into twenty-one Sub-Accounts, fourteen of which are offered under this Contract. Each Sub-Account invests exclusively in shares of a single Portfolio of the Fund. Income and both realized and unrealized gains or losses from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to income, gains or losses from any other Sub-Account or arising out of any other business of Western Reserve. Western Reserve may add, delete or substitute investments held by the Sub-Accounts, and Western Reserve reserves the right to add or remove Sub-Accounts. Western Reserve further reserves the right to change the investment objective of any Sub-Account, subject to applicable law as described in the Statement of Additional Information.


WRL SERIES FUND, INC.
The Series Account currently invests only in shares of the Fund, a series mutual fund that is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end diversified management investment company.


The Fund currently has twenty-one Portfolios, fourteen of which are offered under this Contract: the Aggressive Growth Portfolio, Emerging Growth Portfolio, Growth Portfolio, Global Portfolio, Balanced Portfolio, Equity-Income Portfolio, Bond Portfolio, Short-to-Intermediate Government Portfolio, Utility Portfolio, Money Market Portfolio, Tactical Asset Allocation Portfolio, Value Equity Portfolio, C.A.S.E. Growth Portfolio and Meridian/INVESCO Global Sector Portfolio. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has different investment objectives and policies. Thus, each Portfolio operates as a separate investment vehicle, and the income or losses of one Portfolio are unrelated to that of any other Portfolio.


The investment objectives and policies of each Portfolio are summarized below. There is no assurance that any Portfolio will achieve its stated objective. More detailed information, including a description of risks, can be found in the Prospectuses for the Fund, which should be read carefully.

Aggressive Growth Portfolio: This Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities.


Emerging Growth Portfolio: This Portfolio seeks capital appreciation by investing primarily in common stocks of small and medium sized companies.


Growth Portfolio:  This Portfolio's objective is growth of capital.

Global Portfolio: This Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital, primarily through investments in common stocks of foreign and domestic issuers.

Balanced Portfolio: This Portfolio seeks preservation of capital, reduced volatility, and superior long-term risk-adjusted returns by investing primarily in common stock, convertible securities and fixed-income securities.


Equity-Income Portfolio: This Portfolio seeks to provide current income, long-term growth of income and capital appreciation by investing primarily in common stocks, income producing securities convertible into common stocks, and fixed-income securities.


Bond Portfolio: This Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing in debt securities issued by the
U. S. Government and its agencies and in medium to high-quality corporate debt securities.

Short-to-Intermediate Government Portfolio: This Portfolio seeks as high a level of current income as is consistent with preservation of capital, primarily through investments in U.S. Government securities, including repurchase agreements with respect to U.S. Government securities.

Utility Portfolio: This Portfolio's objective is to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

Money Market Portfolio: This Portfolio's objective is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.

Tactical Asset Allocation Portfolio: This Portfolio seeks preservation of capital and competitive investment returns by investing primarily in stocks, United States Treasury bonds, notes and bills, and money market funds.


Value Equity Portfolio: This Portfolio's objective is to achieve maximum, consistent total return with minimum risk to principal.



C.A.S.E. Growth Portfolio: This Portfolio's objective is capital growth through investments in small to medium-sized companies.



Meridian/INVESCO Global Sector Portfolio: This Portfolio's objective is growth of capital by following an asset allocation strategy that shifts among a wide range of asset categories and within them, market sectors.


Western Reserve serves as investment adviser to the Fund and manages its assets in accordance with policies, programs and guidelines established by the Board of Directors of the Fund.


Janus Capital Corporation ("Janus") serves as sub-adviser to the Growth, Bond, and Global Portfolios of the Fund. Janus, located at 100 Fillmore Street, Suite 300, Denver, Colorado 80206, has been engaged in the management of the Janus funds since 1969.


AEGON USA Investment Management, Inc. ("AEGON Management") is sub-adviser to the Short-to-Intermediate Government and Balanced Portfolios of the Fund. AEGON Management, located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is a wholly-owned subsidiary of AEGON and thus is an affiliate of Western Reserve.


Van Kampen American Capital Asset Management, Inc. ("Van Kampen American Capital") is sub-adviser to the Emerging Growth Portfolio of the Fund. Van Kampen American Capital, located at 2800 Post Oak Blvd., Houston, Texas 77056, is a wholly-owned subsidiary of Van Kampen American Capital Management & Research, Inc., which is a wholly-owned subsidiary of Van Kampen American Capital Holding, Inc.


Luther King Capital Management Corporation ("Luther King"), located at 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, is sub-adviser to the Equity-Income Portfolio of the Fund. Ultimate control of Luther King is exercised by J. Luther King, Jr.

Federated Investment Counseling ("Federated") is sub-adviser to the Utility Portfolio of the Fund. Federated, located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, is a Delaware business trust organized on April 11, 1989 and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors.

Fred Alger Management, Inc. ("Fred Alger") is sub-adviser to the Aggressive Growth Portfolio of the Fund. Fred Alger, located at 75 Maiden Lane, New York, NY 10038, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company controlled by Fred M. Alger.

Dean Investment Associates, a Division of C.H. Dean and Associates, Inc. ("Dean") is sub-adviser to the Tactical Asset Allocation Portfolio of the Fund. Dean, located at 2480 Kettering Tower, Dayton, Ohio 45423-2480, is a registered investment adviser with the Securities and Exchange Commission. Dean is wholly-owned by C.H. Dean and Associates, Inc.


NWQ Investment Management Company, Inc. ("NWQ Investment") is sub-adviser to the Value Equity Portfolio of the Fund. NWQ Investment, located at 655 South Hope Street, 11th Floor, Los Angeles, California 90017, is a wholly-owned subsidiary of United Asset Management Corporation.



C.A.S.E. Management, Inc. ("C.A.S.E. Management") is sub-adviser to the C.A.S.E. Growth Portfolio of the Fund. C.A.S.E. Management, located at 2255 Glades Road, Suite 221-A, Boca Raton, Florida 33431, is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E. Inc. C.A.S.E. Inc. is indirectly controlled by William Edward Lange, president and chief executive officer of C.A.S.E. Management.



Meridian Investment Management Corporation ("Meridian") and INVESCO Global Asset Management Limited ("INVESCO") serve as co-sub-advisers to the Meridian/ INVESCO Global Sector Portfolio of the Fund. Meridian, located at 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112, is a wholly-owned subsidiary of Meridian Management & Research Corporation. INVESCO, located at Rosebank, 12 Bermudiana Road, Hamilton, Bermuda HM11, is an indirect wholly-owned subsidiary of INVESCO PLC.



J.P. Morgan Investment Management Inc. ("J.P. Morgan") is sub-adviser to the Money Market Portfolio of the Fund.

J.P. Morgan, located at 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated.



Shares of other portfolios of the Fund are sold through different variable annuity contracts offered through the Series Account. In addition to the Series Account, shares of certain portfolios of the Fund are sold to the WRL Series Life Account, a separate account established by Western Reserve for its variable life insurance policies, the PFL Endeavor Variable Annuity Account, a separate account of PFL Life Insurance Company, the AUSA Endeavor Variable Annuity Account, a separate account of AUSA Life Insurance Company Inc., and to the AUSA Series Life Account, a separate account of AUSA Life Insurance Company, Inc., all affiliates of Western Reserve. Shares of the Fund may in the future be sold to other separate accounts, including separate accounts established for variable life insurance policies or variable annuity contracts issued by Western Reserve or its affiliates. It is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither Western Reserve nor the Fund currently foresees any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, it should take. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.


CHARGES AND DEDUCTIONS

Certain charges will be deducted in connection with the Contracts to compensate Western Reserve for (1) administering the Contracts; (2) assuming certain risks in connection with the Contracts; and (3) incurring expenses in distributing the Contracts. The nature and amount of these charges are described more fully below.



WITHDRAWAL CHARGE


No deductions for sales expenses are made from Purchase Payments. A Withdrawal Charge, which is a contingent deferred sales charge, may be assessed against Annuity Values when partially withdrawn or surrendered. No Withdrawal Charge will be assessed if Annuity Values are applied to an annuity option provided under the Contract.



For the first partial withdrawal or Systematic Partial Withdrawal (see, THE CONTRACT--ACCUMULATION PROVISIONS--Partial Withdrawals and Surrenders, page 17) during each Contract Year, any applicable Withdrawal Charge is waived for the first 10% of the Annuity Value withdrawn. Thereafter, the full amount of any subsequent partial withdrawal or Systematic Partial Withdrawal during the remainder of that Contract Year will be subject to the Withdrawal Charge. However, no waiver of a Withdrawal Charge will be made in connection with a Surrender. In determining which amounts withdrawn are subject to the Withdrawal Charge, partial withdrawals and Surrenders will be deemed made first from Purchase Payments on a first-in, first-out basis, and then from any Contract earnings.



The length of time from receipt of a Purchase Payment to the time of a partial withdrawal or surrender determines whether the Withdrawal Charge will be deducted. The charge is a percentage of each respective Purchase Payment partially withdrawn or surrendered within seven years of its payment. The charge is as follows:


                              NUMBER OF YEARS
                            FROM RECEIPT OF EACH
            CHARGE            PURCHASE PAYMENT
    ----------------------  --------------------
       8%.................          0-1
       7%.................          2
       6%.................          3
       5%.................          4
       4%.................          5
       3%.................          6
       2%.................          7
       0%.................          Over 7


For Contracts issued with an appropriate endorsement, if the Owner or a joint Owner is confined to a nursing care facility (as defined in the endorsement) for thirty (30) consecutive days or longer, Western Reserve will also waive the Withdrawal Charge on partial withdrawals or Surrenders as follows. Such confinement must begin after the Contract Date. Western Reserve must receive satisfactory written evidence of such confinement within two (2) months after the confinement ends. Western Reserve will waive the Withdrawal Charge under the endorsement only for Surrenders and partial withdrawals made during such confinement or within two (2) months after the confinement ends. The endorsement is not available in all States.


The Withdrawal Charge is deducted from the Annuity Value by cancelling the number of Accumulation Units equal to the charge. The amount of the Withdrawal Charge will be determined as of the date the partial withdrawal or Surrender payment is processed. In the event of a partial withdrawal, the Owner will receive the full amount requested, and an amount equal to the Withdrawal Charge will also be withdrawn in order for the Owner to receive the full amount requested. For example, if the Owner requests a distribu-tion in the amount of $100 during the second Contract Year (such distribution is deemed to be made from the initial Purchase Payment) and the Withdrawal Charge is to be imposed on the full amount, the Owner would receive $100, the total Annuity Value partially withdrawn would be $107.53, and the Withdrawal Charge would be $7.53 (which is 7% of $107.53). Any partial withdrawal or Surrender may be subject to tax, and the Owner should, therefore, consult with his or her tax adviser before requesting any partial withdrawal or Surrender. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on pages 24-25 and "--Qualified Plans" on pages 25-26.)


The Withdrawal Charge is imposed to enable Western Reserve to recover certain sales expenses it advances, including the cost of printing prospectuses and sales literature and any advertising costs. The proceeds of this charge may not be sufficient to cover these expenses. To the extent they are not, Western Reserve will cover the shortfall from its general account assets, which may include profits from the Mortality and Expense Risk Charge, described below.


The Withdrawal Charge may be reduced when sales of Contracts are made to a group of directors, officers and employees of the same employer (including directors, officers and employees of Western Reserve and its affiliates) as outlined in the following paragraph. The amount of reduction will depend on factors such as the size of the group, total Purchase Payments, and other relevant factors that might tend to reduce expenses incurred in connection with such sales.



The Withdrawal Charge may be eliminated for the sale of the Contract to: (a) current and retired directors, officers, full-time employees and agents of Western Reserve and its affiliates; (b) current and retired directors, officers, full-time employees and registered representatives of InterSecurities, Inc., an affiliate of Western Reserve, and any broker-dealer which has a sales agreement with InterSecurities, Inc.; (c) any Trust, pension, profit-sharing or other employee benefit plan of any of the foregoing persons or entities; (d) current and retired directors, officers and full-time employees of WRL Series Fund, Inc. and any IDEX mutual fund, and any investment adviser or investment sub-adviser thereto; and (e) any member of a family of any of the foregoing (e.g., spouse, child, sibling, parent or parent-in-law). Western Reserve reserves the right to modify or terminate this arrangement at any time.


TRANSFER CHARGE

After twelve free transfers of Annuity Value among the Sub-Accounts each Contract Year, each additional transfer will be subject to a Transfer Charge of $10, which will be deducted from the amount transferred to compensate Western Reserve for the costs of the transfer. All transfers made on any one day will be considered a single transfer, with any transfer charge allocated equally. The Transfer Charge will not be increased. Western Reserve does not anticipate making a profit from this charge. Western Reserve may, at any time, revoke or modify this transfer privilege.


MORTALITY AND EXPENSE RISK CHARGE

Western Reserve will deduct a daily Mortality and Expense Risk Charge from the Series Account at an annual rate of 1.25% of the average daily net assets of the Series Account. Western Reserve assumes two mortality risks: (1) that the annuity rates under the Contracts cannot be changed to the detriment of Owners even if Annuitants live longer than projected; and (2) Western Reserve may be obligated to pay a death benefit claim in excess of a Contract's Cash Value. (See "ANNUITY PROVISIONS-- Improved Annuity Rates" on page 22 and "ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period" on page 19.) Western Reserve also assumes an expense risk through its guarantee not to increase the charges for issuing and administering the Contracts and the Series Account, regardless of its actual expenses.



If the Mortality and Expense Risk Charge is insufficient to cover actual costs, the loss will be borne by Western Reserve; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Western Reserve. This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date. The Mortality and Expense Risk Charge will not be assessed against either the Fixed Account Value or monies that have been applied to purchase a Fixed Account annuity option.


ANNUAL CONTRACT CHARGE
On each Anniversary through the Maturity Date, Western Reserve will deduct an Annual Contract Charge of $35 as partial compensation for the cost of providing administrative services under the Contracts. The Annual Contract Charge is deducted from each Sub-Account and the Fixed Account in proportion to the value each bears to the Annuity Value. If the Annuity Value is surrendered other than on an Anniversary, a full $35 fee will be deducted.

Western Reserve does not expect to earn a profit on the Annual Contract Charge. Therefore, Western Reserve may reduce the amount of the Annual Contract Charge when sales of Contracts are made to a group of employees of the same employer, employer group or similar group, under an arrangement which results in a savings in administrative service expenses. Even if administrative expenses of the Account increase, Western Reserve guarantees that it will not increase the amount of the Annual Contract Charge.

ADMINISTRATIVE CHARGE
Western Reserve deducts a daily Administrative Charge from values remaining in the Series Account at an annual rate of 0.15% of the average daily net assets of the Series Account for the cost of providing administrative services under the Contracts and the Account. This charge is deducted from the Series Account both during the Accumulation Period and after the Maturity Date.

Western Reserve does not expect to earn a profit on the Administrative Charge. Even if administrative expenses of the Contract and the Account increase, Western Reserve guarantees that it will not increase the amount of the Administrative Charge.

PREMIUM TAXES

Certain states and other governmental entities may impose a premium tax, ranging up to 3.5% of Purchase Payments. If applicable, and if Western Reserve has incurred or reasonably expects to incur expenses in respect of premium taxes, the tax will be deducted, either from the Purchase Payment when received, from amounts partially withdrawn or surrendered, from death benefit proceeds, or from the amount applied to effect an annuity at the time annuity payments commence. Western Reserve will deduct any applicable premium taxes when it incurs them, but reserves the right to defer deduction to a later date as long as such deferral is equitable to Owners.


Premium tax rates are subject to change by the respective state legislatures, administrative interpretations, or judicial acts. The amount of any such tax will depend on, among other things, the Owner's state of residence, the status of Western Reserve in that state, and the insurance tax laws of such state.

DEDUCTIONS FOR OTHER TAXES

Currently no charge is made to the Series Account for Federal income taxes attributable to the Series Account. Western Reserve may, however, make such a charge in the future subject to obtaining any necessary regulatory approvals. Charges for any other applicable taxes including any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account may also be made. (See "FEDERAL TAX MATTERS--Company Tax Status" on page 24.)


EXPENSES OF THE FUND

Because the Series Account purchases shares of the Fund, the net assets of the Series Account will reflect the investment advisory fee and other expenses incurred by the Fund, as described in the Portfolios' Prospectuses.


THE CONTRACT
ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

Owners may make Purchase Payments as frequently as they elect. Purchase Payments after the initial Purchase Payment are payable at Western Reserve's Administrative Office. The initial Purchase Payment generally must accompany the application, and for Non-Qualified Contracts must be at least $5,000; however, a minimum initial Purchase Payment of $1,000 is allowed provided the application reflects anticipated additional monthly periodic Purchase Payments of at least $100, via electronic funds transfer from the owner's bank account. For IRAs the minimum initial Purchase Payment is $1,000 and for Qualified Contracts other than IRAs the minimum initial Purchase Payment is $50. For all Contracts, subsequent Purchase Payments are not required but may be made at any time and in any amount provided that each payment is for a minimum of $50, unless Western Reserve consents to a smaller amount and further provided that total Purchase Payments in any Contract Year do not exceed $1,000,000, unless Western Reserve consents to a larger amount.


As an accommodation to Owners, Western Reserve will accept transmittal of both initial and subsequent Purchase Payments of at least $1,000 by wire transfer. For initial Purchase Payments, the wire transfer must be accompanied by a simultaneous telephone facsimile transmission of an application ("FAXED Application"). Initial Purchase Payments accepted via wire transfer with FAXED Application will be invested at the value next determined following receipt. Initial Purchase Payments made by wire transfer not accompanied by simultaneous FAXED Application, or accompanied by an incomplete FAXED Application, will be retained for a period up to five business days while Western Reserve attempts to obtain the FAXED Application or complete the essential information required to establish the Contract and allocate the initial Purchase Payment at the Accumulation Unit Value which will be determined after receipt of the FAXED Application or information necessary to complete the application. If Western Reserve cannot obtain the FAXED Application or essential information within five business days, Western Reserve will return the initial Purchase Payment to the applicant, unless the applicant consents to allow Western Reserve to retain the initial Purchase Payment until the required FAXED Application or essential information is received. When the FAXED Application contains all information necessary to issue the Contract and allocate the Net Purchase Payment, but the FAXED Application has not been signed by the Owner, Western Reserve will issue the Contract and allocate the Net Purchase Payment as indicated in the FAXED Application. At the same time, Western Reserve will also electronically prepare a new application form, containing the same information received on the FAXED Application, for delivery with the Contract to the Owner. Upon delivery, the Owner will sign the electronically prepared application, which will be retained by Western Reserve.


In the event the original application with original signature is later received and the allocation instructions in that application are, for any reason, inconsistent with those previously designated on the FAXED Application, the initial Purchase Payment will be reallocated in accordance with the allocation instructions in the application with original signature at the Accumulation Unit Value next determined after receipt of such application.

Owners wishing to make payments via bank wire should instruct their banks to wire Federal Funds as follows to:

     Barnett Bank of Pinellas County
     ABA # 063000047
     For credit to: Western Reserve Life
     Account #: 1263627596
     Owner's Name:
     Contract Number:

     Attention: Annuity Accounting

     Fax Number: (813) 588-1620

Western Reserve may reject any application or Purchase Payment for any reason permitted by law.

NET PURCHASE PAYMENTS

The Net Purchase Payment is equal to the Purchase Payment less any premium taxes. (See "Premium Taxes," page 14.) Initial and subsequent Net Purchase Payments are allocated according to the Owner's direction among the Sub-Accounts of the Series Account, to the Fixed Account, or to a combination of both. (For Contracts issued in the State of Washington, the Fixed Account is not available for allocation of Net Purchase Payments.) The Owner, or the registered representative/agent of record for the Contract upon instructions from the Owner, may change the allocation of subsequent Purchase Payments at any time upon written notice to Western Reserve, or by telephone by calling Western Reserve's toll-free number, 1-800-851-9777. Western Reserve will employ the same procedures to confirm that such telephone instructions are genuine as it employs regarding transfers among Sub-Accounts and the Fixed Account by telephone. Western Reserve reserves the right to limit such change to once each Contract Year. Upon allocation to the Series Account, Net Purchase Payments are converted into units of the appropriate Sub-Account based upon the Accumulation Unit Value in that Sub-Account on or following the Valuation Date on which the Purchase Payment is received at Western Reserve's Administrative Office. (See "Accumulation Unit Value" below.) If the Contract application and other information necessary for processing the request to apply the Purchase Payment (collectively, "application") are complete upon receipt, Western Reserve will accept the application and apply the initial Net Purchase Payment within two business days of receipt. If it is incomplete, Western Reserve will attempt to have it properly completed within five business days of receipt, and if unable to do so, Western Reserve will inform the prospective purchaser of the reasons that the application is incomplete and request that the prospective purchaser consent to Western Reserve retaining the Purchase Payment until the application is properly completed. If such consent is not obtained, Western Reserve will immediately return the entire Purchase Payment. Once the application is complete, Western Reserve will accept it and apply the initial Net Purchase Payment within two business days.


ACCUMULATION UNIT VALUE
The Accumulation Unit Value will vary from one Valuation Period to the next depending on the investment results experienced by each Sub-Account. When the Sub-Accounts were first established, the initial Accumulation Unit Value for each Sub-Account was arbitrarily set at $10. The Accumulation Unit Value for each Sub-Account at the close of a Valuation Period is determined by multiplying the Accumulation Unit Value for that Sub-Account at the close of the immediately preceding Valuation Period by the experience factor for that Sub-Account for the current Valuation Period. The Accumulation Unit Value may increase, decrease, or remain the same from Valuation Period to Valuation Period.

EXPERIENCE FACTOR

During the Accumulation Period, the experience factor measures investment experience for a Valuation Period. Each Sub-Account has its own distinct experience factor. In calculating a Sub-Account's experience factor for a Valuation Period, the net asset value for each share of the corresponding Portfolio of the Fund at the end of the current Valuation Period is increased by the amount per portfolio share of any dividend or capital gain distribution received by the Portfolio during the current Valuation Period and decreased by a per portfolio share charge for any applicable taxes. The total is then divided by the net asset value per portfolio share at the end of the preceding Valuation Period. A charge equal to 1.25% on an annual basis of the net assets for each day in the Valuation Period is then subtracted to compensate Western Reserve for certain mortality and expense risks and a charge equal to 0.15% on an annual basis of the net assets for each day in the Valuation Period is also subtracted to compensate Western Reserve for certain administrative expenses. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge" on page 13 and "--Administrative Charge" on pages 13-14.)


COMPUTING SUB-ACCOUNT VALUE
At the end of any Valuation Period, a Sub-Account's value is equal to the number of Units that the Contract has in the Sub-Account, multiplied by the Accumulation Unit Value of that Sub-Account.

The number of units that a Contract has in each Sub-Account is equal to:

1. The initial units purchased on the Contract Date; plus

2. Units purchased at the time additional Net Purchase Payments are allocated to the Sub-Account; plus

3. Units purchased through transfers from another Sub-Account or the Fixed Account; minus

4. Any units that are redeemed to pay for partial withdrawals; minus

5. Any units that are redeemed as part of a transfer to another Sub-Account or the Fixed Account; minus

6. Any units that are redeemed to pay the Annual Contract Charge, any premium taxes and any transfer charge.


Portfolio Share Net Asset Value. The net asset value per share of shares of the Fund is determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m. Eastern time), on each day the Exchange is open.


TRANSFERS TO AND FROM, AND AMONG ALLOCATION OPTIONS

Before the Maturity Date, the Owner may, at any time, transfer amounts among Sub-Accounts or from Sub-Accounts to the Fixed Account. (For Contracts issued in the State of Washington, the Fixed Account is not available to receive Annuity Value transferred from the Sub-Accounts.) Transfers may also be made from the Fixed Account to the Sub-Accounts, subject to certain restrictions. (See "THE FIXED ACCOUNT --Allocations, Transfers and Partial Withdrawals" on page 27.) Transfers are not available if the Owner has elected Dollar Cost Averaging or the Asset Rebalancing Program.



The amount available for transfer from any Sub-Account or the Fixed Account is determined at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. As explained in the previous paragraph, the net asset value for each share of the corresponding Portfolio of any Sub-Account is determined, once daily, as of the close of the regular business session of the Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, any transfer request received after 4:00 p.m., Eastern time, on any day the Exchange is open for business will be processed utilizing the net asset value for each share of the applicable Portfolio determined as of 4:00 p.m., Eastern time, on the next day the Exchange is open for business.


The amount available for transfer from the Fixed Account will be determined in the same manner. Owners may make transfer requests in writing, or by telephone. Written requests must be in a form acceptable to Western Reserve. The registered representative/agent of record for the Contract may, upon instructions from the Owner, make telephone transfers upon request without the necessity for the Owner to have previously authorized telephone transfers in writing. If, for any reason, an Owner does not want the ability to make transfers by telephone, the Owner should provide written notice to Western Reserve. All telephone transfers should be made by calling Western Reserve at our toll-free number 1-800-851-9777.


Western Reserve will not be liable for complying with telephone instructions it reasonably believes to be authentic, nor for any loss, damage, costs or expense in acting on such telephone instructions, and Owners will bear the risk of any such loss. Western Reserve will employ reasonable procedures to confirm that telephone instructions are genuine. If Western Reserve does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon such telephone instructions, providing written confirmation of such transactions to Owners and/or tape recording of telephone transfer request instructions received from Owners. Western Reserve may, at any time, revoke or modify the transfer privilege. Western Reserve ordinarily will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at Western Reserve's Administrative Office. Western Reserve currently imposes a $10 charge for each transfer after the first twelve transfers during any Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 13.)


DOLLAR COST AVERAGING


The Owner may direct Western Reserve to automatically transfer specified amounts from the Money Market Sub-Account, the Bond Sub-Account, the Short-to-Intermediate Government Sub-Account, the Fixed Account or any combination of these Accounts on a monthly basis to any other Sub-Account. This service, offered without charge, is intended to allow the Owner to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level investments over time. Western Reserve makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss.



To qualify for Dollar Cost Averaging, a minimum of $10,000 must be allocated to each Account from which transfers will be made and at least $1,000, in the aggregate, must be transferred each month, unless Western Reserve consents to a smaller amount. To further qualify for Dollar Cost Averaging from the Fixed Account, no more than one-tenth ( 1/10) of the amount in the Fixed Account at the commencement of Dollar Cost Averaging can be transferred each month. Other types of transfers from the Fixed Account may also be subject to certain other restrictions. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 28.)



A written election of this service, on a form provided by Western Reserve, must be completed by the Owner in order to begin transfers. The first transfer will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. Once elected, transfers from the Money Market, Bond, Short-to-Intermediate Government Sub-Accounts or the Fixed Account will be processed monthly until the entire value of each Account from which transfers are made is completely depleted or the Owner instructs Western Reserve in writing to cancel the monthly transfers. For example, if $15,000 was allocated to the Money Market Sub-Account and $10,000 was allocated to the Bond Sub-Account and transfers of $500 are made each month from each of these Sub-Accounts to the Growth Sub-Account, transfers of $500 per month would continue to be made from the Money Market Sub-Account even though transfers from the Bond Sub-Account had ceased as a result of depletion of value.


Each transfer which occurs under the Dollar Cost Averaging service will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS--Transfer Charge" on page 13.) Western Reserve reserves the right to discontinue offering Dollar Cost Averaging upon 30 days written notice to Owners. Dollar Cost Averaging is not available if the Owner has elected the Asset Rebalancing Program or systematic partial withdrawals.


ASSET REBALANCING PROGRAM


Western Reserve will offer a program, without charge, under which an Owner may authorize Western Reserve to transfer automatically Annuity Value each quarter to maintain a particular percentage allocation among the Sub-Accounts. The Annuity value allocated to each Sub-Account will grow or decline in value at different rates. The Asset Rebalancing Program automatically reallocates the Annuity Value in the Sub-Accounts at the end of each period to match the Contract's currently effective Net Purchase Payment allocation schedule. The Asset Rebalancing Program is intended to transfer Annuity Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value. Over time, this method of investing may help an Owner buy low and sell high. This investment method does not guarantee gains, nor does it assure that any Sub-Account will not have losses.



To quality for Asset Rebalancing, a minimum Annuity Value of $10,000 for an existing Contract, or a minimum initial purchase payment of $10,000 for a new Contract, is required. To participate in the Asset Rebalancing Program, a properly completed Asset Rebalancing Request Form must be received by Western Reserve at its Administrative Office. An Asset Rebalancing Request Form is available upon request.



Owners may elect rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Contract Date. Following receipt of the Asset Rebalancing Request Form, Western Reserve will effect the initial rebalancing of Annuity Value on the next such anniversary, in accordance with the Contract's current Net Purchase Payment allocation schedule. The amounts transferred will be credited at the Accumulation Unit Value as of the end of the Valuation Dates on which the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Exchange is closed, rebalancing will occur on the next day the New York Stock Exchange is open. The Asset Rebalancing Program is available only during the Accumulation Period, and is not available if the Owner has elected Dollar Cost Averaging or Systematic Partial Withdrawals. Each reallocation which occurs under the Asset Rebalancing Program will be counted towards the twelve free transfers allowed during each Contract Year. (See "CHARGES AND DEDUCTIONS -- Transfer Charge" on page 13.



An Owner may terminate participation at any time in the Asset Rebalancing Program by oral or written request to Western Reserve's Administrative Office. Participation in the Asset Rebalancing Program will terminate automatically if any transfer is made to, or from, any Sub-Account, other than on account of a scheduled rebalancing. If an Owner wishes to resume the Asset Rebalancing Program after it has been canceled, a new Asset Rebalancing Request Form must be completed and sent to Western Reserve's Administrative Office. Owners may start and stop participation in the Asset Rebalancing Program at any time; however, Western Reserve reserves the right to restrict entry into the Asset Rebalancing Program to once per Contract Year. Annuity Value allocated to the Fixed Account may not be included in the Asset Rebalancing Program.



Western Reserve may discontinue, modify, or suspend the Asset Rebalancing Program at any time.



Although the Asset Rebalancing Program is not available as of the date of this Prospectus, Western Reserve anticipates its availability by the end of 1996, and will notify Owners accordingly.


PARTIAL WITHDRAWALS AND SURRENDERS

1. Partial Withdrawals. Prior to the earlier of the Maturity Date or the death of the Annuitant (when no Contingent Annuitant has been named), the Owner may partially withdraw a portion of the Series Account Value upon written request, complete with all necessary information, to Western Reserve's Administrative Office. Although partial withdrawals are currently permitted at any time prior to the Maturity Date, Western Reserve reserves the right to refuse to permit any partial withdrawals prior to the first Anniversary. No more than one partial withdrawal during any Contract Year is permitted without the consent of Western Reserve. Unless Western Reserve consents, no partial withdrawal is permitted if the Cash Value would be reduced below $5,000. No partial withdrawals from the Fixed Account may be made without the consent of Western Reserve. (See "THE FIXED ACCOUNT--Allocations, Transfers and Partial Withdrawals" on page 28.) All partial withdrawals are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the request for partial withdrawal by Western Reserve at its Administrative Office. Western Reserve will cancel units equal to the amount requested from each Sub-Account, and an amount equal to the Withdrawal Charge and any premium tax will also be withdrawn in order for the Owner to receive the full amount requested. (See "CHARGES AND DEDUCTIONS--Withdrawal Charge" on page 12 and "Premium Taxes" on page 14.) The Sub-Accounts for a partial withdrawal may be specified and the amount requested to be withdrawn from each specified Sub-Account may not exceed the value of that Sub-Account. If not specified, partial withdrawals will be based on the Owner's current allocation election.

2. Systematic Partial Withdrawals. The Owner may elect in writing on a form provided by Western Reserve to partially withdraw from the Series Account up to 10% of the Cash Value annually (10% of the initial Purchase Payment if elected at time of application for a Contract), in equal monthly payments ("Systematic Partial Withdrawals") of at least $200 per month. The first withdrawal will occur during the month which follows receipt of the form, providing the form is received by the 25th day of the month. If Systematic Partial Withdrawals are elected at the time of application for a Contract, a minimum initial Purchase Payment of at least $25,000 must accompany the application, unless Western Reserve consents to a smaller amount. A subsequent election is subject to the Contract then having a minimum of $25,000 of Cash Value, unless Western Reserve consents to a smaller amount. Western Reserve will pay the Systematic Partial Withdrawal amount requested and cancel units equal to the amount withdrawn from the Sub-Accounts in the same manner as the current Net Purchase Payment allocation instructions, except no Systematic Partial Withdrawals are permitted from the Fixed Account. Cancellation of units will occur ten days prior to the date selected on the form for payment. The amount to be partially withdrawn from each Sub-Account may not exceed the Cash Value of the Sub-Account. Western Reserve will not process a Systematic Partial Withdrawal if the Cash Value for the entire Contract would be reduced below $5,000.



Systematic Partial Withdrawals may be discontinued by the Owner at any time by notifying Western Reserve in writing. Western Reserve reserves the right to discontinue offering Systematic Partial Withdrawals upon 30 days' written notice to Owners. Western Reserve also reserves the right to assess a processing fee for this service. Generally, under a Non-Qualified Contract, Systematic Partial Withdrawals, like other distributions prior to the Maturity Date, are first treated as taxable income to the extent that the Contract Value immediately before a withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. Further under a Non-Qualified Contract, a 10% penalty tax will generally be imposed on the taxable portion of a partial withdrawal and a Systematic Partial Withdrawal made prior to the Owner's age 59 1/2, unless certain exceptions apply. The Owner should, therefore, consult with his or her tax adviser before requesting any partial withdrawal or Systematic Partial Withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 24.)



3. Surrenders. The Owner may completely surrender the Contract at any time prior to the Maturity Date. All requests for Surrender are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the Surrender request by Western Reserve at its Administrative Office. Western Reserve will deduct the $35 Annual Contract Charge, any applicable premium taxes, and any applicable Withdrawal Charge from the Surrender proceeds.



4. Partial Withdrawals and Surrenders. The amount of any partial withdrawal or Surrender will be paid promptly, and in any event within seven days of receipt of the written request, complete with all necessary information at Western Reserve's Administrative Office, except that Western Reserve reserves the right to defer the right of partial withdrawal or Surrender under certain circumstances. (See "OTHER MATTERS RELATING TO THE CONTRACT--
Contract Payments" on page 22.) Under Non-Qualified Contracts, Western Reserve will withhold from each partial withdrawal, systematic partial withdrawal or Surrender for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld. When Western Reserve incurs extraordinary charges, such as wire transfers or overnight mail expenses, for expediting delivery of a partial withdrawal or Surrender payment to a Contract Owner, Western Reserve will deduct such charges from the payment. The current charge for a wire transfer is $15. The current charge for overnight delivery is $20. For the protection of Owners, all requests for partial withdrawals or Surrenders of more than $100,000, or where the partial withdrawal or Surrender proceeds are to be sent to an address other than the address of record, will require a signature guarantee. All required guarantees of signatures must be made by a national or state bank, a member firm of a national stock exchange or any other institution which is an eligible guarantor institution as defined by rules and regulations of the SEC. If the Owner is a corporation, partnership, trust or fiduciary, evidence of the authority of the person seeking redemption is required before the request for withdrawal is accepted, including withdrawals under $100,000. For additional information, Owners may call Western Reserve at (800) 851-9777. Partial withdrawals, Systematic Partial Withdrawals, and Surrenders may be subject to tax including a 10% penalty tax. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 24.) For certain Qualified Contracts, a partial withdrawal may require the consent of the Owner's spouse under the Code and the regulations promulgated thereunder by the Treasury Department (the "Treasury Regulations"). (See "FEDERAL TAX MATTERS-- Qualified Plans" on page 25.) For Qualified Contracts issued under Code Section 403(b) and Contracts issued under the Texas Optional Retirement Program, certain restrictions will apply. (See "FEDERAL TAX MATTERS-- Qualified Plans" on page 25.)


CONTRACT LOANS FOR 401(A), 401(K), AND 403(B) CONTRACTS

After the ten day Right to Examine Contract Period and during the Accumulation Period, (1) Owners of Contracts used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Code, if the TSA Plan is not subject to the Employee Retirement Income Security Act of 1974, and (2) Owners of Contracts purchased by a pension, profit-sharing, or other similar plan qualified under Section 401(a) of the Code (a

"401 Plan"), including a Section 401(k) plan, where a plan trustee is the Owner, may elect a Contract loan endorsement under which the Owner can receive Contract loans. The availability of Contract loans will also be governed by the provisions of the TSA Plans or 401 Plans involved. An Owner of a Contract used in connection with a TSA Plan or 401 Plan may be subject to income tax or tax penalties if loans from the plan are not repaid in accordance with applicable provisions of the Code. In addition, Internal Revenue Service authorities suggest that a Contract loan may, at least in certain circumstances, result in adverse tax consequences for the TSA Plan or 401 Plan. Accordingly, a competent tax advisor should be consulted before a Contract loan is requested.


If the Contract loan endorsement is available, the Owner can borrow against the Contract an amount which may not exceed the lesser of (1) 50% of the Cash Value or (2) $50,000 reduced by the highest outstanding loan balance during the 1-year period ending on the day before the loan date (determined below). However, if the Cash Value is less than $20,000, the Owner may borrow against the Contract the lesser of (1) 80% of the Cash Value or (2) $10,000. In all events, the minimum amount that can be borrowed is $1,000. The Owner has the sole responsibility for requesting loans and making loan repayments that comply with applicable tax requirements.


When a loan is made, an amount equal to the loan will be withdrawn from the Sub-Accounts specified by the Owner and transferred to the loan reserve. The loan reserve is part of the Fixed Account used as collateral for any Contract loan. If no Sub-Accounts are specified, the loan will be made from each Sub-Account in accordance with the Owner's current purchase payment allocation. Amounts transferred to the loan reserve do not participate in the investment experience of the Allocation Options from which they were withdrawn.


All loan requests are processed at the Accumulation Unit Value for each Sub-Account next computed after receipt and acceptance of the loan request by Western Reserve at its Administrative Office. The loan date is the date Western Reserve processes the loan request. Under its current procedures, Western Reserve does not charge a fee to cover loan processing and expenses associated with establishment and administration of the loan reserve. However, Western Reserve reserves the right to charge such a fee or change it from time to time. The Contract will be the sole security for the loan. Western Reserve reserves the right to limit the number of loans an Owner may make during a Contract Year.


On each Contract Anniversary, Western Reserve will compare the amount of the outstanding loan to the amount in the loan reserve. Western Reserve will also make this comparison whenever the Owner repays all or part of the loan. At each such time, if the amount of the outstanding loan (plus any unpaid interest) exceeds the amount in the loan reserve, Western Reserve will withdraw the difference from the Contract's Sub-Accounts and transfer it to the loan reserve, in the same fashion as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, Western Reserve will withdraw the difference from the loan reserve and transfer it to the Sub-Accounts in accordance with the Owner's current payment allocation. However, Western Reserve reserves the right to require the transfer to the Fixed Account if the amount was transferred from the Fixed Account to establish the loan.


If the Contract loan at any time exceeds the Cash Value of the Contract, Western Reserve will mail a notice to the last known address of the Owner and any assignee of record. If the excess amount is not paid within 31 days after mailing of the notice, the Contract will terminate without value.


Loan Interest. Interest on any loan will be at the Contract loan annual rate of 6% in arrears unless, under a 401 Plan, a higher rate is requested by the Owner in the loan application. (See "Repayment of Loans," below.)


Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4% per year. Western Reserve may declare from time to time higher current interest rates. Different current interest rates may be applied to the Fixed Account attributable to the loan reserve than to the rest of the Fixed Account.


Repayment of Loans. Principal and interest must be repaid in substantially level quarterly or monthly payments over a 5-year period or, if the loan is used to acquire the Owner's principal residence, a 10, 15, or 20-year period, but such an extended period cannot go beyond the year the Owner attains age 70 1/2. If a loan installment repayment is not received within 31 days from the installment's original due date, a deemed distribution of the entire amount of the outstanding loan principal and interest due, and any applicable charges under the Contract including any Withdrawal Charge, will take place. Under a TSA Plan, this distribution may be subject to income tax and a penalty tax, and may cause the Contract to fail to qualify under Section 403(b) of the Code. (See "FEDERAL TAX MATTERS -- Qualified Plans," page 25.


While the Contract is in force and during the Accumulation Period, any loan may be repaid in full. If not repaid, loans will automatically reduce the amount of any death benefit proceeds, the amount payable upon a partial withdrawal or Surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments.

DEATH BENEFITS DURING THE ACCUMULATION PERIOD

1. General

In general, if the Annuitant dies during the Accumulation Period and the Owner is a natural person other than the Annuitant, the Owner will automatically become the new Annuitant and the Contract will continue In Force and no death benefit will be payable to the Beneficiary. If the Annuitant dies during the Accumulation Period and the Owner is either the same individual as the Annuitant or other than a natural person, Western Reserve will pay the death benefit proceeds to the Beneficiary in a lump sum upon receipt of due proof of death unless a written Alternative Election, as described below, is made.


2. Amount of Death Benefit Proceeds



If the Annuitant dies during the Accumulation Period and prior to the eighth Contract Year and the Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greater of: (i) the Cash Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contract Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals.



If the Annuitant dies during the Accumulation Period and after the seventh Contract Year and the Owner is either the same person as the Annuitant or other than a natural person, the death benefit proceeds, if payable, will be the greatest of: (i) the Cash Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, as described above; or (ii) the excess of (a) the amount of Purchase Payments paid less (b) any amounts partially withdrawn from the Contract to pay for partial withdrawals, increased by 5% on each Contact Anniversary prior to the Owner's age 80 (Annuitant's age 80 if the Owner is not a natural person), up to an amount not to exceed 200% of the Purchase Payments less partial withdrawals; or
(iii) the Cash Value as of the seventh Contract Anniversary, less any amounts partially withdrawn from the Contract after the seventh Contract Year to pay for partial withdrawals. In certain states, the calculation of death benefit proceeds under item (iii) may vary. The Contract should be consulted for details.



The Insurance Department of Pennsylvania has disapproved for Contracts issued in Pennsylvania that portion of item (ii) of the death benefit provision described in the two preceding paragraphs, which increases the death benefit payable by 5% on each Contract Anniversary, as contrary to Pennsylvania Insurance Laws. Therefore, for Contracts issued in Pennsylvania, when the amount of death benefit payable under the Contract is the excess of (a) the amount of Purchase Payments paid less (b) any amount partially withdrawn from the Contract to pay for partial withdrawals, such amount of death benefit will not be increased by 5% on each Contract Anniversary.



3. Alternative Elections



If the Beneficiary is entitled to receive the death benefit proceeds as in 2. above and is the spouse of the deceased Annuitant, then the Beneficiary may elect to become the new Owner and Annuitant and keep the Contract in force in lieu of receiving the death benefit proceeds. If the Beneficiary is not the spouse of the deceased Annuitant and is entitled to receive the death benefit proceeds, the Beneficiary may elect, in lieu of a lump sum payment, one of the following options that provide for complete distribution of the death benefit proceeds and termination of the Contract: (i) within five years of the date of such Annuitant's death; (ii) over the lifetime of the Beneficiary; or (iii) over a period that does not exceed the life expectancy of such Beneficiary, as defined by the Code and the Treasury Regulations. Options (ii) and (iii) may be elected only if the Beneficiary is a natural person and payments start within one year of the date of the Annuitant's death. (For a more detailed explanation of these requirements, see "FEDERAL TAX MATTERS--Additional Considerations" on page 26.) Multiple Beneficiaries may choose individually among any of the three options.



For options (i) and (iii) above, the Annuity Value as of the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, will be adjusted to equal the death benefit proceeds, as described below, and the Contract will remain in force as a deferred annuity until the end of the elected distribution period. Under option (i) above, Western Reserve will:



     - Allow the Beneficiary, at the time of electing (i), to make a partial withdrawal. Further partial withdrawals during the duration of the five-year period are not permitted;



     - Allow the Beneficiary, at the time of electing (i), to make "one-time" transfer of Contract values among Sub-Accounts and to the Fixed Account, and transfers from the Fixed Account to the Sub-Accounts;



     - Not deduct the Annual Contract Charge during the duration of the five-year period;



     - Not apply the Withdrawal Charge in the event of a partial withdrawal upon election of (i), or upon a total distribution of all Contract values during or at the end of the five-year period;



     - Not allow annuitization during or at the end of the five-year period. Distribution of all Contract values will be made in a lump sum;



     - In the event of the death of the Beneficiary prior to the end of the five-year period, pay remaining Contract value, according to its value at the time of payment, to the Beneficiary's estate, unless a Contingent Beneficiary has been named by the Owner, in which event payment will be made to the Contingent Beneficiary. The Beneficiary is NOT entitled to name his or her own beneficiary of the Contract's value.



For option (ii), the Maturity Date will be changed to the date Western Reserve receives due proof of death and a written election as to the method of payment, if any, and the death benefit proceeds will be used to purchase annuity payments under the annuity provisions of the Contract. (See "ANNUITY PROVISIONS" page 21.)



4. Death of an Owner Who is not an Annuitant

If an Owner is not the same individual as the Annuitant and dies before the
Annuitant:


(a) If no Successor Owner has been named or, if named, is no longer alive, the Owner's estate will become the new Owner. The Cash Value must be distributed within five years of the former Owner's death; or



(b) If a Successor Owner has been named, is alive and is the Owner's spouse, the Contract will continue with the spouse as the new Owner; or



(c) If a Successor Owner has been named, is alive and is not the Owner's spouse, the Successor Owner will become the new Owner. The Cash Value must be distributed either:


(1) within five years of the former Owner's death; or

(2) over the lifetime of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death; or

(3) over a period that does not exceed the life expectancy (as defined by the Internal Revenue Code and Regulations adopted under the Code) of the new Owner, if a natural person, with payments beginning within one year of the former Owner's death.


5. Qualified Contracts

If a Qualified Contract is issued to a retirement plan, similar provisions will apply upon the death of the plan participant. However, the required distribution rules are more complex in the case of a Qualified Contract held by a plan. Plan participants should consult a qualified pension or tax advisor concerning the operation of these rules.

ANNUITY PROVISIONS

MATURITY DATE AND SELECTION OF ANNUITY OPTIONS
Provided the Contract is still In Force, annuity payments will begin on the Maturity Date, which is, for both Non-Qualified Contracts and Qualified Contracts, the Anniversary nearest the Annuitant's Attained Age 90. However, the Owner may change the Maturity Date at any time prior to the Maturity Date by written request. Any new Maturity Date must be at least five years after the Contract Date, and the Attained Age of the Annuitant as of the new Maturity Date cannot be greater than 90. After the Maturity Date, no additional purchase payments, partial withdrawals, transfers, full Surrenders, or change of Annuitants or annuity options may be made under the Contract. The Qualified Contract is designed for use with several types of qualified plans. A tax advisor should be consulted about the use of a Qualified Contract with qualified plans, including the specified minimum distribution rules applicable to such plans.


Annuity Payments will be paid under Option D (described below), with 120 payments guaranteed, unless the Owner elects otherwise. The Owner may change the annuity option by written request at any time prior to the Maturity Date. Thirty days prior to the Maturity Date, Western Reserve will mail to the Owner a notice and a form upon which the Owner can select Allocation Options for the annuity proceeds as of the Maturity Date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a Series Account annuity option is chosen, the Owner must include in the written notice the Sub-Account allocation of the Annuity Proceeds as of the Maturity Date. If Western Reserve does not receive that form or other written notice acceptable to Western Reserve prior to the Maturity Date, the Contract's existing Allocation Options will remain in effect until the Contract terminates. The Owner may also, prior to the Maturity Date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $100 per period. If none of these is possible, a lump sum payment will be made.


The Owner may select one of the Fixed Account annuity options or Series Account annuity options described below or any alternate form of settlement acceptable to Western Reserve. Treasury Regulations may preclude the availability of certain annuity options in connection with certain Qualified Contracts.


Fixed Account annuity options provide equal periodic (monthly, quarterly, semi-annual or annual) payments of a specific amount that Western Reserve guarantees will not change. The amount of the periodic annuity payment will be based on the Annuity Proceeds on the Maturity Date, the annuity option selected (i.e., the form and duration of payments), the age of the Annuitant or Beneficiary (or ages of Co-Annuitants), the sex of the Annuitant (except for certain Qualified Contracts), and the applicable annuity rate shown in the Contract (or a more favorable current rate available under the Contracts on the Maturity Date). The annuity rates shown in the Contract are based on the Society of Actuaries 1983 Table A with projection and an assumed investment rate of 3%. Western Reserve may in its sole discretion increase the amount of a payment or payments once payments begin.



Series Account annuity options (i.e., variable annuity options) are similar to fixed annuity options except that the amount of each periodic payment after the first will vary to reflect the net investment experience of the Sub-Accounts selected by the Owner. The amount of the first annuity payment is determined in the manner described in the Statement of Additional Information for a Series Account annuity option. Under a Series Account annuity option, the Owner applies the Annuity Proceeds to one or more of the fourteen Sub-Accounts designated to support annuity payments by purchasing units issued in connection with one or more of these Sub-Accounts. The number of units pur-chased is equal to the amount of the first annuity payment allocated to a particular Sub-Account divided by the Annuity Unit Value for that Sub-Account on the Maturity Date. The number of units of a particular Sub-Account supporting payments to an Annuitant never changes, but the second and subsequent payments will vary with the Annuity Unit Value because each payment will equal the number of units in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. Annuity Proceeds allocated to Series Account annuity options are subject to a daily Mortality and Expense Risk Charge of 1.25% per annum and a daily Administrative Charge of 0.15% per annum.


The Annuity Unit Value for a Sub-Account, designed to support annuity payments, is first calculated in the same manner as the Accumulation Unit Value corresponding to the same Fund Portfolio would be calculated (see The Contract--Accumulation Provisions), and then is adjusted to reflect a 5% assumed investment return. The adjustment results in the Annuity Unit Value increasing to the extent that the net investment factor increases at greater than an annual rate of 6.4%. It results in the Annuity Unit Value decreasing to the extent that the net investment factor decreases or increases at less than an annual rate of 6.4%. Consequently, if, for a monthly periodic payment, the net investment experience of a Sub-Account for a given month exceeds an annual rate of 6.4%, the monthly payment from that Sub-Account will be greater than the previous payment. Likewise, if the net investment experience for that month is less than an annual rate of 6.4%, the payment will be less than the previous payment.


FIXED ACCOUNT ANNUITY OPTIONS
The following options are available for payment of fixed account monthly annuity payments.

Option A--Fixed Installments. The Annuity Proceeds will be paid in equal installments over a fixed period of 5, 10, 15, or 20 years or any other fixed period acceptable to Western Reserve.

Option B--Life Income.  The Annuity Proceeds will be paid in equal installments:
(1) during the lifetime of the Annuitant only ("Life Annuity"); (2) during a 10 year fixed period certain and for the remaining lifetime of the Annuitant ("Certain Period"); or (3) until the sum of installments paid equals the Annuity Proceeds applied and for the remaining life of the Annuitant ("Installment Refund").

Option C--Joint and Survivor Life Income. The Annuity Proceeds will be paid during the joint lifetimes of the Annuitant and a designated Co-Annuitant and will continue upon the death of the first payee for the remaining lifetime of the survivor.

SERIES ACCOUNT ANNUITY OPTIONS
Under the Series Account annuity options, the Contract's Annuity Proceeds will be used to purchase annuity units of the Sub-Accounts selected by the Owner. The following Series Account annuity options are available:

Option D--Variable Life Income. The Annuity Proceeds will be paid in installments determined in accordance with the table set forth in the Contract. Such installments are payable (1) during the payee's lifetime only ("Variable Life Annuity"); or (2) during a 10 year fixed period certain and for the payee's remaining lifetime ("Variable Certain Period").

Option E--Variable Joint and Survivor Life Income. The Annuity Proceeds will be paid in installments during the joint lifetime of two payees and continuing upon the death of the first payee for the remaining lifetime of the survivor.

DEATH BENEFITS AFTER THE MATURITY DATE

The death benefit, if any, payable after the Maturity Date and after the commencement of annuity payments depends upon the annuity option selected. If a payee dies on or after the commencement of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the payee's death. (For additional information about death benefit payments under the Contract, see "ACCUMULATION PROVISIONS-- Death Benefits during the Accumulation Period" on page 19.)


IMPROVED ANNUITY RATES
Western Reserve may offer improved annuity rates to Owners if, at the Maturity Date, it is offering annuity contracts of the same type and class as the Contract with more favorable rates than those contained in the Contract's income tables.

PROOF OF AGE, SEX, AND SURVIVAL
Western Reserve may require proper proof of age and sex of any Annuitant or Co-Annuitant prior to making the first annuity payment. Prior to making any payment, Western Reserve may require proper proof that the Annuitant or Co-Annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in sex of any payee, annuity payments will be determined using unisex rates.

OTHER MATTERS RELATING TO THE CONTRACT

CHANGES IN PURCHASE PAYMENTS
The Owner may change the amount and the mode of the anticipated Purchase Payment pattern specified in the Contract if agreed to by Western Reserve.

RIGHT TO EXAMINE CONTRACT
An Owner may, within ten days of receipt of the Contract (the "Free-Look Period"), return it to Western Reserve at its Administrative Office, and obtain a refund equal to the sum of: (1) the Purchase Payments received; plus (or minus) (2) the accumulated gains (or losses), if any, in the Series Account for the Contract as of the date Western Reserve receives the returned Contract. Certain states require a Free-Look Period longer than ten days, either for all Contract Owners or for certain classes of Contract Owners. The Owner bears the investment risk during the Free-Look Period. Certain states require Western Reserve to refund the Purchase Payment, which may be greater or less than the amount computed above. In these states, Western Reserve bears the investment risk during the Free-Look Period and will allocate the initial Net Purchase Payment to the Money Market Sub-Account until the Free-Look Period expires, at which time the entire value in the Money Market Sub-Account will be allocated to the Sub-Accounts indicated by the Contract Owner in the application. The specific terms applicable to a particular Contract will be set forth in the "Right to Examine Contract" provision of that Contract.

CONTRACT PAYMENTS
All payments under the Contract will be paid in one sum unless the Owner elects otherwise. Western Reserve reserves the right to suspend or postpone the right of partial withdrawal and Surrender or postpone the date of payment for any period: (1) the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Owners; or (3) an emergency exists, as determined by the SEC, as a result of which valuation or disposal of securities is not reasonably practicable. Transfers may also be postponed under these circumstances.

Payments of any amounts derived from Purchase Payments paid by check or bank draft may be delayed until the check or bank draft has cleared the payor's bank.

OWNERSHIP

The Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Owner is the person designated on the Contract Schedule Page or as subsequently named. These rights may be subject to the consent of any assignee or irrevocable Beneficiary.


A Successor Owner can be named in the application for the Contract or by notifying Western Reserve in writing. If the Owner is not the Annuitant, the Successor Owner will become the new Owner of the Contract upon the death of the Owner prior to the death of the Annuitant. (See "THE CONTRACT--ACCUMULATION PROVISIONS--Death Benefits during the Accumulation Period--2. Death of an Owner Who is Not an Annuitant, on page 19.)


With regard to Non-Qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant and prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. The assignment of a Contract will be treated as a distribution of the Annuity Value for Federal tax purposes. (See "FEDERAL TAX MATTERS--Taxation of Annuities" on page 24.) Any change of ownership or assignment must be made in writing and accepted by Western Reserve, and, if accepted, will be effective as of the date accepted by Western Reserve. Western Reserve assumes no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any change of ownership or assignment.


Changing the Owner or naming a new Successor Owner cancels any prior designation of Successor Owner, but it does not change the Beneficiary or Annuitant.

With regard to Qualified Contracts, ownership of the Contract generally may be assigned, but only to the extent permitted by the Code and the terms of the underlying retirement plan.

ANNUITANT

The Annuitant is the person named in the application to receive annuity payments. If no person is so named, the Owner will be the Annuitant. Prior to the Maturity Date, if the Owner is a natural person and upon agreement with Western Reserve, the Owner may elect a different Annuitant. As of the Maturity Date, and upon agreement with Western Reserve, the Owner may elect a different Annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the Maturity Date, the Annuitant(s) will become the payee(s) and receive the annuity payments.


BENEFICIARY
The Beneficiary is the person or persons named in the application or as subsequently changed. The Beneficiary may be changed during the lifetime of the Annuitant, subject to the rights of any irrevocable Beneficiary. Any change must be made in writing and received at Western Reserve's Administrative Office and, if accepted, will be effective as of the date on which signed by the Owner. Western Reserve assumes no liability for any payments made or actions taken before the change is received and shall not be responsible for the validity or effect of the change. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Owner, if living, or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a Beneficiary.

Unless Western Reserve receives written notice from the Owner to the contrary, no Beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any Beneficiary's creditors.

MODIFICATION OR WAIVER
The contract and the application constitute the entire Contract. Only statements in the application can be used to void the Contract or defend a claim. The statements are considered representations and not warranties. No Contract provision can be waived or changed except by endorsement. Only the President or Secretary of Western Reserve can agree to change or waive any provision of the Contract.

The Contract may not be modified by Western Reserve without the consent of the Owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the Contract.

FEDERAL TAX MATTERS

INTRODUCTION

The Contracts are designed for use by individuals to accumulate Annuity Value and may be used by retirement plans, regardless of whether the plans qualify for special Federal income tax treatment. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depends on Western Reserve's tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.



The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon Western Reserve's understanding of the Federal income tax laws as they are currently interpreted. Western Reserve makes no representations regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectuses for the Portfolios of the Fund.


COMPANY TAX STATUS

Western Reserve is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Because the Series Account is not an entity separate from Western Reserve and its operations form a part of Western Reserve, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Series Account are reinvested and taken into account in determining the Annuity Value. Western Reserve believes that under existing Federal income tax law, the Series Account's investment income, including realized net capital gains, will not be taxed to Western Reserve. Based upon this belief, it is anticipated that no charges will be made against the Series Account for Federal income tax. If any such charge is made a Contract's Annuity Value will reflect a deduction for the charge. Western Reserve reserves the right to make a deduction from the assets of the Series Account should any tax or other economic burden resulting from the application of tax laws that Western Reserve determines to be properly attributable to the Account be imposed with respect to such items in the future.


TAXATION OF ANNUITIES
The following discussion assumes the Contract will qualify as an annuity contract for Federal income tax purposes.


1. In General. Code Section 72 governs taxation of annuities. In general, an Owner is not taxed on increases in value under a Contract until some form of distribution is made under the Contract. The exception to this rule is that generally, an Owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the Contract's Annuity Value over the investment in the Contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Annuity Value generally will be treated as a distribution.


2. Partial Withdrawals and Surrenders. In the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender distributed to a participant or Beneficiary under a Qualified Contract (other than a Qualified Contract used in a retirement plan that qualifies for special Federal income tax treatment under section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total Annuity Value. The "investment in the contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.


Generally, in the case of a partial withdrawal, Systematic Partial Withdrawal, or Surrender under a Non-Qualified
Contract before the Maturity Date, amounts received are first treated as taxable income to the extent that the Annuity Value immediately before the partial withdrawal, Systematic Partial Withdrawal, or Surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a Systematic Partial Withdrawal, or Surrender is not taxable. In the event of a partial withdrawal or Systematic Partial Withdrawal from, or Surrender of, a Non-Qualified Contract, Western Reserve will withhold for tax purposes the minimum amount required by law, unless the Owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.


3. Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity

Payment that represents the amount by which the Annuity Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity Payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable until the recovery of the "investment in the contract", and thereafter the full amount or each Annuity Payment is taxable. If death occurs before full recovery of the "investment in the contract", the unrecovered amount may be deducted on the Annuitant's final tax return.


4. Penalty Tax on Certain Distributions. In the case of a distribution pursuant to a Non-Qualified Contract, a penalty tax may be imposed equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the Owner attains 59 1/2, (2) made as a result of death of the Owner or disability of the taxpayer, or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.


5. Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an Owner or an Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full Surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above.

6. Multiple Contracts. All non-qualified, deferred annuity contracts entered into after October 21, 1988 that are issued by Western Reserve (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

7. Transfers, Assignments or Exchanges of Contracts. A transfer of ownership or assignment of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, or a change of Annuitant, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transfer, assignment or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.


8. Possible Changes in Taxation. In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as the IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be effective prior to the date of the change.


QUALIFIED PLANS

The Qualified Contract is designed for use with several types of qualified retirement plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, Western Reserve makes no attempt to provide more than general information about use of the Contract with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract therefor.


1. (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social

Security) taxes. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

(b) Restrictions Under the Texas Optional Retirement Programs. Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.


(c) Restrictions Under Qualified Contracts. Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


2. Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA". Individual Retirement Annuities are subject to limitation on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis. The Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

3. Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and permit self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.


4. Deferred Compensation Plans. Section 457 of the Code, although not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


5. Distributions from Qualified Plans.  Under the tax qualification rules for
Section 401(a), 403(b), 408 and 457 plans, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2, and must be made in a specified form and manner. Special rules and other restrictions may apply depending on the type of plan and the particular circumstances. Each Owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules, and should consult a qualified tax adviser.

The above description of Federal income tax consequences pertaining to the different types of qualified plans that may be funded by the Contracts is only a brief summary and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. In addition, the Tax Reform Act has significantly changed a great many rules for qualified plans. Anything less than full compliance with the applicable rules, all of which are subject to change, may have significant adverse tax consequences. A prospective purchaser considering the purchase of a Contract in connection with a qualified plan should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the qualified plan.

ADDITIONAL CONSIDERATIONS
1. Diversification. Section 817(h) of the Code requires that the investments of the Series Account must be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under
Section 72 of the Code. The Series Account, through the Fund, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817.5, which affect how the Fund's assets may be invested. Western Reserve believes the Series Account will, thus, meet the diversification requirements of
Section 817(h). If the Series Account does not meet those diversification requirements, Owners would be taxed currently on any investment income under the Contract.


In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The Treasury Department has stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement further states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."



The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of more sub-accounts in which to allocate net purchase payments and Contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in an Owner being treated as the owner of the assets of the Series Account. In addition, Western Reserve does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Western Reserve therefore reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Series Account.



2. Distribution-at-Death Rules. The Code also requires Non-Qualified Contracts to contain specific provisions for distribution of the Contract proceeds upon the death of the Owner. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires that such Contract provide that
(a) if any Owner dies on or after the Maturity Date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Maturity Date, the entire interest in the Contract must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Contract is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Contract passes because of death and must be a natural person. (In the Contract, the successor owner is the Owner's Beneficiary.) If the Beneficiary is the Owner's surviving spouse, the Contract may be continued with the surviving spouse as the new Owner. Non-Qualified Contracts will be reviewed and modified, if necessary, to attempt to assure that they comply with the Code requirements when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.


3. Withholding. Withholding of Federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies Western Reserve of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding. Effective January 1, 1993, certain distributions from Section 401(a), 403(a) and 403(b) plans are subject to mandatory withholding.


4. Section 1035 Exchanges. Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered Contract was issued prior to August 14, 1982, the tax rules that formerly provided that the Surrender was taxable only to the extent the amount received exceeds the Owner's investment in the Contract will continue to apply to amounts allocable to investment in the Contract before August 14, 1982. In contrast, Contracts issued on or after January 19, 1985 in a Code Section 1035 exchange are treated as new Contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective purchasers wishing to take advantage of Code
Section 1035 should consult their tax advisors.


5. Diversification and Qualified Plans. Code Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described above) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Contracts from application of the diversification rules, the investment vehicle for Western Reserve's Qualified Contracts (i.e., the Fund) will be structured to comply with the diversification standards because it serves as the investment vehicle for Non-Qualified Contracts as well as Qualified Contracts.

THE FIXED ACCOUNT


An Owner may allocate Net Purchase Payments and transfer Annuity Value to the Fixed Account, which is part of Western Reserve's general account. The Insurance Department of the State of Washington has disapproved, for Contracts issued in Washington, the ability both to allocate Net Purchase Payments to the Fixed Account and to transfer Annuity Value from Sub-Accounts to the Fixed Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, the general account or any interests therein are generally subject to the provisions of these acts, and Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The portion of the Annuity Value allocated to the Fixed Account (the "Fixed Account Value") will be credited with rates of interest, as described below. Because the Fixed Account Value becomes part of Western Reserve's general account, Western Reserve assumes the risk of investment gain or loss on this amount. All assets in the general account are subject to Western Reserve's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 4%. Western Reserve presently credits the Fixed Account Value with current rates in excess of the minimum guarantee, but it is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Because Western Reserve, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Fixed Account Value will be credited with different current interest rates.

Western Reserve further guarantees that when a higher or lower current interest rate is declared on an allocation to the Fixed Account Value, that new interest rate will be guaranteed on such allocation for at least a one year period measured from the date of each Purchase Payment or transfer (the "Guarantee Period"). At the end of the Guarantee Period, Western Reserve reserves the right to declare a new current interest rate on such allocation and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account Value on that date). The rate declared on such allocation and accrued interest thereon at the end of each Guarantee Period will be guaranteed again for another Guarantee Period. At the end of any Guarantee Period, any interest credited on the Fixed Account Value in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of Western Reserve. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.


Allocations from the Fixed Account Value to provide: a) partial withdrawal amounts, b) transfers to the Series Account, or c) the Annual Contract Charge are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.


Western Reserve reserves the right to change the method of crediting interest from time to time, provided that such changes will not have the effect of reducing the guaranteed rate of interest below 4% per annum.

FIXED ACCOUNT VALUE
At the end of any Valuation Period, the Fixed Account Value is equal to:

1. The sum of all Net Purchase Payments allocated to the Fixed Account; plus

2. Any amounts transferred from a Sub-Account to the Fixed Account; plus

3. Total interest credited to the Fixed Account; minus

4. Any amounts withdrawn from the Fixed Account to pay for partial withdrawals; minus

5. Any amounts transferred to a Sub-Account from the Fixed Account; minus

6. Any amounts charged to pay the Annual Contract Charge, premium tax, and transfer charges, if any.


ALLOCATIONS, TRANSFERS AND PARTIAL WITHDRAWALS

Net Purchase Payments and transfers to the Fixed Account will be allocated to the Fixed Account on the first Valuation Date on or following the date Western Reserve receives the payment or transfer request at its Administrative Office, except that any allocation of the initial Net Purchase Payment will take place on the Contract Date.


Transfers may be made from the Fixed Account to a Sub-Account once each Contract Year. The amount that may be transferred is the greater of (a) 25% of the amount in the Fixed Account, or (b) the amount transferred in the prior Contract Year from the Fixed Account, unless Western Reserve consents otherwise. No transfer charge will apply to transfers from the Fixed Account to a Sub-Account. Amounts may be withdrawn from the Fixed Account for partial withdrawals and Surrenders only upon written request and (other than for Surrenders) only with Western Reserve's consent. Western Reserve further reserves the right to defer payment of transfers, partial withdrawals, or Surrenders from the Fixed Account for up to six months. In addition, Contract provisions relating to transfers, partial withdrawals or Surrenders from the Series Account will also apply to the Fixed Account. Dollar Cost Averaging may be done from the Fixed Account. (See "THE CONTRACT--ACCUMULATION PROVISIONS--Transfers to and from, and among Allocation Options" on page 16.)



DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold by individuals who, in addition to being licensed as life insurance agents for Western Reserve, are also registered representatives of InterSecurities, Inc. which has the same address as Western Reserve, an affiliate of Western Reserve and the principal underwriter of the Contracts, or of broker-dealers who have entered into written sales agreements with the principal underwriter. InterSecurities, Inc. is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts have been retained by InterSecurities, Inc. for acting as principal underwriter for the Contracts. Broker-dealers will generally receive sales commissions of up to 6% of Purchase Payments. In addition, certain production, persistency and managerial bonuses may be paid. Subject to applicable Federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker-dealers for their sale of the Contracts. The offering of Contracts will be made on a continuing basis.

VOTING RIGHTS
To the extent required by law, Western Reserve will vote the Fund shares held in the Series Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts of the Series Account. Except as required by the 1940 Act, the Fund does not hold regular or special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Western Reserve determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Sub-Account, and will be determined during the Accumulation Period by dividing the portion of the Annuity Value in that Sub-Account by $100. Fractional shares will be counted. After the Maturity Date, the number of votes that an Annuitant has the right to instruct will be calculated based on the liability for future variable annuity payments. This liability will be calculated on the basis of the mortality assumptions used in determining the number of units purchased by the Annuitant. Because this liability generally declines as any Annuitant ages, the number of votes attributable to that Annuitant will decrease over time.

The number of votes of the Portfolio that the Owner or Annuitant has the right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Western Reserve will vote Fund shares as to which no timely instructions are received and Fund shares that are not attributable to Owners in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will reduce the votes eligible to be cast by Western Reserve.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

LEGAL PROCEEDINGS
There are at present no legal proceedings to which the Series Account is a party or to which the assets of the Series Account are subject. Western Reserve is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Series Account. InterSecurities, Inc., the Series Account's principal underwriter, is not presently a party to any legal proceedings that are likely to have a material adverse effect upon its ability to perform its contract with the Series Account.

STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information contains information and financial statements relating to the Series Account and Western Reserve. The Table of Contents of the Statement of Additional Information is set forth below:

1. Custodian

2. Independent Accountants

3. Legal Matters

4. Calculation of Performance Related Information

5. Addition, Deletion, and Substitution of Investments

6. Calculation of Variable Annuity Payments

7. Financial Statements


Inquiries and requests for a Statement of Additional Information should be directed to Western Reserve Life Assurance Co. of Ohio, P.O. Box 9051, Clearwater, Florida 34618-9051; telephone number (800) 851-9777.



WRL00030-05/96

                                    PART B

                    INFORMATION REQUIRED IN A STATEMENT OF
                            ADDITIONAL INFORMATION

                           WRL SERIES ANNUITY ACCOUNT

                            WRL FREEDOM CONQUEROR(R)
                           Flexible Payment Variable
                           Deferred Annuity Contract
                                   issued by
                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                              Largo, Florida 34640
                           Telephone: (800) 851-9777
                                 (813) 585-6565

                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the WRL Freedom Conqueror(R) Prospectus, dated May 1, 1996, which is available without charge by contacting Western Reserve Life Assurance Co. of Ohio ("Western Reserve") at P.O. Box 9051, Clearwater, Florida 34618-9051 or at the telephone number above.



                                  May 1, 1996

                               TABLE OF CONTENTS

                                                                                         Page
                                                                                         ----
Custodian..............................................................................    3
Independent Accountants................................................................    3
Legal Matters..........................................................................    3
Calculation of Performance Related Information.........................................    3
Addition, Deletion, and Substitution of Investments....................................    6
Calculation of Variable Annuity Payments...............................................    7
Financial Statements...................................................................    8

                                   CUSTODIAN


     The assets of WRL Series Annuity Account (the "Series Account") are held by Western Reserve. The assets of the Series Account are kept physically segregated and held apart from the general account and any other separate accounts of Western Reserve. Western Reserve maintains records of all purchases and redemptions of shares of the WRL Series Fund, Inc. (the "Fund"). Additional protection for the assets of the Series Account is provided by a blanket bond issued to AEGON U.S. Holding Corporation ("AEGON U.S.") in the amount of $5 million (subject to a $1 million deductible), covering all of the employees of AEGON U.S. and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage, to a limit of $11 million, subject to a $50,000 deductible.


                            INDEPENDENT ACCOUNTANTS


     The accounting firm of Price Waterhouse LLP, independent accountants, provided audit services to the Series Account for the year ended December 31, 1995. The principal business address of Price Waterhouse LLP is 1055 Broadway, Kansas City, Missouri 64105. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1995. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan, Washington, D.C., has provided advice on certain legal matters concerning Federal securities laws in connection with the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President and Counsel of Western Reserve.

                 CALCULATION OF PERFORMANCE RELATED INFORMATION

     A.  Yield and Effective Yield Quotations for the Money Market Sub-Account

     Yield - The yield quotation set forth in the Prospectus for the Money Market Sub-Account is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement, and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.


     Effective Yield - The effective yield quotation for the Money Market Sub-Account set forth in the Prospectus is for the seven days ended on the date of the most recent balance sheet of the Series Account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Sub-Account having a balance of one Unit in the Money Market Sub-Account at the beginning of the period. A hypothetical charge, reflecting deductions from Owner accounts, is subtracted from the balance. The difference is divided by the value of the Sub-Account at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

            EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}(365/7) - 1)

     The effective yield is shown at least to the nearest hundredth of one percent.


     Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all Owner accounts in proportion to the length of the base period. Such fees and charges include the $35 Annual Contract Charge, calculated on the
basis of an average Series Account Value per Contract of $     , which converts
that charge to an annual rate of      % of the Series Account Value. The yield
and effective yield quotations do not reflect any deduction for premium taxes or Transfer Charges that may be applicable to a particular Contract, nor do they reflect the Withdrawal Charge that may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount. The specific Withdrawal Charge percentage applicable to a particular redemption depends on the length of time Purchase Payments have been held under the Contract and whether redemptions have been previously made during that Contract Year. (See "Charges and Deductions - Withdrawal Charge" on page 16 of the Prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Money Market Sub-Account and the Fund are excluded from the calculation of yield.



     B. Total Return and Yield Quotations for the Aggressive Growth, Emerging Growth, Growth, Global, Balanced, Equity-Income, Bond,
         Short-to-Intermediate Government, Utility, Tactical Asset Allocation, Value Equity, C.A.S.E. Growth and Meridian/INVESCO Global Sector Sub-Accounts


     The total return quotations set forth in the Prospectuses for all of the Sub-Accounts except the Money Market Sub-Account holding assets for the Contracts during the Accumulation Period are average annual total return quotations for the one, five, and ten-year periods (or, while the Series Account or a Sub-Account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the Series Account, and for the period from the date the Sub-Accounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              P(1 + T)(n) = ERV


        Where:          P  = a hypothetical initial payment of $1,000
                        T  = average annual total return
                        n  = number of years
                      ERV  = ending redeemable value at the end of the particular period of a hypothetical $1,000 payment made at the beginning of the
                             particular period



For purposes of the total return quotations for all of the Sub-Accounts except the Money Market Sub-Account, the calculations take into account all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract charge, calculated on the basis of an average
Series Account Value per Contract of $     , which converts that charge to an
annual rate of      % of the Series Account Value. The calculations also assume a complete redemption as of the end of the particular period. The calculations do not reflect any deductions for premium taxes, the Withdrawal Charge, or any Transfer Charges that may be applicable to a particular Contract.


     The yield quotations for all of the Sub-Accounts except the Money Market Sub-Account representing the accumulation period set forth in the Prospectuses is based on the thirty-day period ended on the date of the most recent balance sheet of the Series Account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                                     a-b
                                     ---
                          YIELD = 2[(cd + 1)(6) - 1]

         Where:       a =  net investment income earned during the period by the corresponding
                           Portfolio of the Fund attributable to shares owned by the Sub-Account.
                      b =  expenses accrued for the period (net of reimbursement).
                      c =  the average daily number of units outstanding during the period.
                      d =  the maximum offering price per unit on the last day of the period.


     For purposes of the yield quotations for the Bond, Growth, Global, and Short-to-Intermediate Government Sub-Accounts, the calculations take into effect all fees that are charged to all Owner accounts during the Accumulation Period. Such fees include the $35 Annual Contract Charge, calculated on the basis of an
average Series Account Value per Contract of $     , which converts that charge
to an annual rate of      % of the Series Account Value. The calculations do not
take into account any premium taxes, the Withdrawal Charge or any transfer charges.



     Premium taxes currently range from 0% to 3.5% of Purchase Payments depending upon the jurisdiction in which the Contract is delivered. A Withdrawal Charge may be assessed at the time of redemption in an amount ranging up to 8% of the requested redemption amount, with the specific percentage applicable to a particular redemption depending on the length of time Purchase Payments were held under the Contract, and whether redemptions had been previously made during that Contract Year. (See "Charges and Deductions - Withdrawal Charge" on page 16 of the Prospectus.)


     C.  Other Performance Data

     Western Reserve may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by these Sub-Accounts.

     Western Reserve may from time to time also disclose in advertisements and sales literature yield, standard total returns, and non-standard total returns for the Fund's Portfolios, which do not include Contract and Series Account fees and charges, including such disclosure for the Sub-Accounts for periods prior to the date the Sub-Accounts commenced operations. For periods prior to the date each Sub-Account commenced operations, performance information will be calculated based on the performance of the Fund's corresponding Portfolios that commenced operations prior to each Sub-Account, and the assumption that each Sub-Account was in existence for the same periods as those indicated for each respective Portfolio, with a level of fees and charges equal to those currently assessed against each Sub-Account and the Contract. The Prospectus contains a table which shows average annual total returns for periods prior to the date each Sub-Account commenced operations. The Prospectus also contains a similar table for the same periods which shows average annual total returns which do not reflect any charge on amounts partially withdrawn or surrendered. The total returns in the second table are calculated in exactly the same manner as those in the preceding table, except that the ending redeemable value of the hypothetical account for the periods is replaced with an ending value for the periods that does not take into account any charge on amounts partially withdrawn or surrendered. Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

     D.  Advertising and Sales Literature

     From time to time Western Reserve may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient, and portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that will provide a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process Western Reserve may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. Western Reserve may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by the Company to be appropriate. Western Reserve may also provide a historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. Western Reserve may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, Western Reserve may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

              ADDITION, DELETION, AND SUBSTITUTION OF INVESTMENTS

     Western Reserve reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held by the Series Account or that the Series Account may purchase. Western Reserve reserves the right to eliminate the shares of any of the Portfolios of the Fund and to substitute shares of another Portfolio of the Fund or of another open-end registered investment company, if the shares of a Portfolio are no longer available for investment, or if in Western Reserve's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Series Account. Western Reserve will not, however, substitute any shares attributable to an Owner's interest in a Sub-Account without notice to and prior approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law.

     Western Reserve also reserves the right to establish additional Sub-Accounts, each of which would invest in a new Portfolio of the Fund, or in shares of another investment company, with a specified investment objective. New Sub-Accounts may be established when, in the sole discretion of Western Reserve, marketing, tax or investment conditions warrant, and any new Sub-Accounts will be made available to existing Owners on a basis to be determined by Western Reserve. Western Reserve may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions warrant.

     In the event of any such substitution or change, Western Reserve may by appropriate endorsement make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by Western Reserve to be in the best interests of persons having voting rights under the Contracts, the Series Account may be operated as a management company under the 1940 Act, or, subject to any required approval, it may be deregistered under that Act in the event such registration is no longer required.

     Western Reserve reserves the right to change the investment objective of any Sub-Account. Additionally, if required by law or regulation, Western Reserve will not materially change an investment objective of the Series Account or of a Portfolio designated for a Sub-Account unless a statement of the change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile or deemed approved in accordance with such law or regulation.

                    CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Under a Series Account annuity option, the Owner applies his or her Annuity Proceeds (or a portion thereof) on the Maturity Date to one or more of the ten Sub-Accounts designated to support annuity payments by purchasing units issued in connection with each Sub-Account selected by the Owner. The Annuity Unit Value of any Sub-Account will increase or decrease in accordance with the investment experience of that Sub-Account. The Annuity Unit Value of any Sub-Account at the end of a Valuation Period is equal to the product of (a) the Annuity Unit Value for that Sub-Account at the end of the immediately preceding Valuation Period, multiplied by (b) the net investment factor for that Sub-Account for the Valuation Period, multiplied by (c) the "assumed investment return adjustment factor" for the Valuation Period.

     The "assumed investment return adjustment factor" for a Valuation Period is the product of discount factors of .99986634 per day, and is designed to recognize the 5% effective annual assumed investment return.

     The net investment factor used to calculate the Annuity Unit Value in each Sub-Account for the Valuation Period is equal to (a) the net result of (1) the net asset value of a Fund share held in that Sub-Account determined as of the end of the current Valuation Period; plus (2) the per share amount of any dividend or capital gain distributions made by the Fund for shares held in that Sub-Account if the ex-dividend date occurs during the Valuation Period; plus or minus (3) a per share charge or credit for any taxes reserved for, which Western Reserve determines to have resulted from the investment operations of the Sub-Account; divided by (b) the net asset value of a Fund share held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; minus (c) a factor representing the mortality and expense risk charge and administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a Fund share held in the Series Account for the Sub-Account.

     DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the Annuity Proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection and a 5% effective annual assumed investment return and assuming a Maturity Date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

     The amount of the first payment depends upon the adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday at the Maturity Date, adjusted as follows:

Maturity Date                     Adjusted Age
-------------                  -------------------
Before  2001                   Actual Age
2001 - 2010                    Actual Age minus 1
2011 - 2020                    Actual Age minus 2
2021 - 2030                    Actual Age minus 3
2031 - 2040                    Actual Age minus 4

After the year 2040 as determined by Western Reserve.

     DETERMINATION OF SUBSEQUENT VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the Annuity Unit Value which reflects the investment experience of the selected Sub-Account(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected Sub-Account multiplied by the Annuity Unit Value of that Sub-Account on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that Sub-Account by the Annuity Unit Value of that Sub-Account on the date the first annuity payment is processed.

                              FINANCIAL STATEMENTS

     The financial statements of Western Reserve which are included in this Statement of Additional Information should be considered only as bearing on the ability of Western Reserve to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Series Account.


     Financial Statements for Western Reserve for the years ended December 31, 1995, 1994 and 1993 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles ("GAAP").


                         INDEX TO FINANCIAL STATEMENTS

WRL SERIES ANNUITY ACCOUNT:


     Report of Independent Accountants dated January 31, 1996



     Statement of assets, liabilities and equity accounts at December 31, 1995



     Statement of operations for the year ended December 31, 1995 and statement of changes in equity accounts for the years ended December 31, 1995 and 1994


     Notes to financial statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO:


     Report of Independent Auditors dated



     Statutory-Basis balance sheet at December 31, 1995 and 1994



     Statutory-Basis statement of operations for the years ended December 31, 1995, 1994 and 1993



     Statutory-Basis statement of capital and surplus for the years ended December 31, 1995, 1994 and 1993



     Statutory-Basis statement of cash flows for the years ended December 31, 1995, 1994 and 1993


     Notes to Statutory-Basis financial statements

     Statutory-Basis financial statement schedules


WRL00031-05/96

WRL Series Annuity Account

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements


                  The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") will be included in a future amendment.


     (b) Exhibits

                  (1) Copy of resolution of the Board of Directors oF Western Reserve establishing the Series Account. 1/

                  (2) Not Applicable.

                  (3) Distribution of Contracts

                         (a)  Form of Master Service
                              and Distribution Compliance Agreement. 5/
                         (b)  Form of Broker/Dealer
                              Supervisory and Service Agreement. 2/
                         (c)  Form of Broker/Dealer
                              Supervisory and Service Agreement. 8/

                  (4)    (a)  Specimen Flexible Payment
                              Variable Accumulation Deferred Annuity Contract.
                              7/
                         (b)  Contract Loan
                              Endorsements.  9/
                         (c)  (i)  Other
                              Endorsements.  9/
                              (ii)  Form of Other Endorsements.  9/

                              (d) Tax Sheltered Annuity Endorsements.  10/
                              (e) Endorsement (Form END00117-04/95).  10/


                  (5)    Application for Flexible Payment
                         Variable Accumulation Deferred Annuity Contract. 9/

                  (6)    (a)  Copy of Second Amended Articles
                              of Incorporation of Western Reserve. 3/
                         (b)  Copy of Amended Code of
                              Regulations of Western Reserve. 5/

                  (7)    Not Applicable.



                  (8)    Not Applicable.

                  (9)    Opinion and Consent of William H.
                         Geiger, Esq. as to Legality of Securities Being Registered. 8/

                  (10)   (a)  Written Consent of Sutherland, Asbill &
                              Brennan.  11/
                         (b)  Written Consent of
                              Ernst & Young LLP.  11/
                         (c)  Written Consent of
                              Price Waterhouse LLP.  11/


                  (11)   Not Applicable.

                  (12)   Not Applicable.

                  (13)   Schedules for Computation of
                         Performance Quotations. 9/


                  (14)   Powers of Attorney. 10/


_____________________________________
1/ This exhibit was previously filed on Form N-4 dated October 11, 1988 (File No. 33-24856) and is incorporated herein by reference.

2/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement dated December 19, 1989 (File No. 33-31140) and is incorporated herein by reference.

3/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated May 1, 1989 (File No. 33-24856) and is incorporated herein by reference.

4/ This exhibit was previously filed on Post-Effective Amendment No. 2 to the Form N-4 Registration Statement dated May 1, 1990 (File No. 33-24856) and is incorporated herein by reference.

5/ This exhibit was previously filed on Post-Effective Amendment No. 3 to the Form N-4 Registration Statement dated March 1, 1991 (File No. 33-24856) and is incorporated herein by reference.

6/ This exhibit was previously filed on Post-Effective Amendment No. 4 to the Form N-4 Registration Statement dated May 1, 1991 (File No. 33-24856) and is incorporated herein by reference.

7/ This exhibit was previously filed on the Form N-4 Registration Statement dated July 10, 1992 (File No. 33-49556) and is incorporated herein by reference.

8/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement dated October 2, 1992 (File No. 33-49556) and is incorporated herein by reference.

9/ This exhibit was previously filed on Post-Effective Amendment No. 1 to the Form N-4 Registration Statement dated April 28, 1993 File No. 33-49558) and is incorporated herein by reference.


10/ This exhibit was previously filed on Post-Effective Amendment No. 4 to the Form N-4
     Registration Statement Dated April 25, 1995 (File No. 33-49558) and is incorporated herein by reference.


11/  To be filed by amendment.

 Item 25.      Directors and Officers of the Depositor


                                Principal                Position and Offices
     Name                     Business Address            with Depositor
 ---------------------------  ------------------------  ----------------------
 John R. Kenney                   (1)                   Chairman of the Board,
                                                        Chief Executive Officer
                                                        and President


 Patrick S. Baird             4333 Edgewood Rd. N.E.    Director
                              Cedar Rapids, Iowa 52499


 Lyman H. Treadway            30195 Chagrin Boulevard   Director
                              Suite 210N
                              Cleveland, OH  44124


 Jack E. Zimmerman            507 St. Michel Circle     Director
                              Kettering, Ohio  45429


 Alan M. Yaeger                   (1)                   Executive Vice
                                                        President, Actuary
                                                        and Chief Financial
                                                        Officer


 G. John Hurley                   (1)                   Executive Vice
                                                        President


 William H. Geiger                (1)                   Senior Vice President,
                                                        Secretary and
                                                        General Counsel


 Richard B. Franz, II             (1)                   Senior Vice President
                                                        and Treasurer


 Allan J. Hamilton                (1)                   Vice President and
                                                        Controller



_________________

(1)  201 Highland Avenue, Largo, Florida 34640

ITEM 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant.

VERENGING AEGON Netherlands Membership Association
AEGON n.v. Netherlands Corporation  (55.19%)
     AEGON Netherland n.v. Netherlands Corporation (100%)
     AEGON Nevark Holding B.V. Netherlands Corporation (100%)
     Groninger Financieringen B.V. Netherlands Corporation (100%)
     AEGON International B.V. Netherlands Corporation (100%)
     Voting Trust - (Trustees - K.J. Storm, William H. Foster, H.B. Van Wijk) AEGON U.S. Holding Corporation (DE) (100%)
     Short Hills Management Company (NJ) (100%)
     CORPA Reinsurance Company (NY) (100%)
     AEGON Management Company (IN) (100%)
     RCC North America Inc. (DE) (100%)
AEGON USA, Inc. - Holding Co.  (IA) (100%
     First AUSA Life Insurance Company - Insurance Holding Co.  (MD)
          (100%)
      AUSA Life Insurance Company, Inc. - Insurance  (NY) (100%)
      Life Investors Insurance Company of America - Insurance  (IA)
           (100%)
           International Life Investors Insurance Company - Insurance (NY) (100%) Bankers United Life Assurance Company - Insurance (IA) (100%)
      PFL  Life Insurance Company - Insurance  (IA) (100%)
      Southwest Equity Life Insurance Company - Insurance  (AZ) (100% Voting
           Common)
      Iowa Fidelity Life Insurance Company - Insurance  (AZ) (100%
           Voting Common)
      Western Reserve Life Assurance Company of Ohio - Insurance  (OH) (100%)
       WRL  Series Fund, Inc. - Mutual fund  (MD)
      Monumental Life Insurance Company - Insurance  (MD) (100%)
             Monumental General Casualty Company - Insurance  (MD) (100%)
             United Financial Services, Inc. - General Agency (MD) (100%) Bankers Financial Life Insurance Company - Insurance (AZ)
             The Whitestone Corporation - Insurance agency  (MD) (100%)
Cadet Holding Corp. - Holding company  (IA) (100%)

AUSA Holding Company - Holding company (MD) (100%)
   Monumental General Insurance Group, Inc. - Holding company  (MD) (100%)
     Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator  (MD) (100%)
     Executive Management and Consultant Services, Inc. - Provides actuarial consulting services  (MD) (100%)
     Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages  (MD) (100%)
AUSA Financial Markets, Inc. - Marketing  (IA) (100%)
Universal Benefits Corporation - Third party administrator (IA) (100%) Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts  (IA) (100%)
Massachusetts Fidelity Trust Company - Trust company  (IA) (100%)
Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies  (DE) (100%)
Zahorik Company, Inc. - Broker-dealer  (CA) (100%)
     ZCI, Inc. (AL) (100%)

     Intersecurities, Inc. - Broker-dealer  (DE) (100%)
         ISI Insurance Agency Inc. & its Subsidiaries  - Insurance agency (CA)
          (100%)
        Associated Mariner Financial Group, Inc. - Holding company management services (MI) (100%)
        Mariner Financial Services, Inc. - Broker/Dealer (MI) (100%) Mariner/ISI Planning Corporation - Financial planning (MI) (100%) Associated Mariner Agency, Inc. and its Subsidiaries- Insurance agency
       (MI) (100%)
        Mariner Mortgage Corporation - Mortgage origination  (MI) (100%)
     Idex Investor Services, Inc. - Shareholder services  (FL) (100%)
     Idex Management, Inc. - Investment advisor  (DE) (50%)
         Idex Fund - Mutual fund  (MA)
         Idex II Series Fund - Mutual fund (MA)
         Idex Fund 3 - Mutual fund  (MA)
     Transunion Casualty Company - Insurance  (IA) (100%)
     AUSA Institutional Marketing Group, Inc. - Insurance agency (MN) (100%) Colorado Annuity Agency, Inc. - Insurance agency (MN) (100%)
     Diversified Investment Advisors, Inc. - Registered investment advisor
       (DE) (100%)
        Diversified Investors Securities Corporation - Broker-dealer (DE) (100%) AEGON USA Securities, Inc. - Broker-dealer (IA) (100%)
        AEGON USA Managed Portfolios, Inc. - Mutual fund  (MD)
      American Forum for Fiscal Fitness, Inc. - Marketing (IA) (100%) Supplemental Insurance Division, Inc. - Insurance (TN) (100%)
     Creditor Resources, Inc. - Credit insurance  (MI) (100%)
          CRC Creditor Resources Canadian Dealer Network Inc. - Insurance agency
            (Canada)
     AEGON USA Investment Management, Inc. - Investment advisor (IA) (100%) AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services  (IA) (100%)
         Melson & Associates, Inc. - Real estate financial management consulting
          (TX) (100%)
         Landauer Realty Advisors, Inc. - Real estate counseling (IA) (100%) Landauer Associates, Inc. - Real estate counseling (DE) (100%)
         AEGON USA Realty Management, Inc. - Real estate management (IA) (100%) Realty Information Systems, Inc. - Information systems for real estate investment management  (IA) (100%)
         USP Real Estate Investment Trust - Real estate investment trust (IA) Cedar Income Fund Ltd. - Real estate investment trust (IA)
         Forty-Six Hundred Limited Partnership - Limited partnership  (IA)
     JLW Financial Management Systems, Inc. - Provides management expertise and administrative services for credit unions (IN) (60%)




Item 27.   Number of Contractowners.


     As of April 1, 1996, ____ non-qualified contracts and _______ qualified contracts were In Force.


Item 28.   Indemnification



       Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                        Ohio General Corporation Law

       SECTION 1701.13  AUTHORITY OF CORPORATION.

       (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

       (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

           (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

           (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

       (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

       (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

           (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

           (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

           (c) By the shareholders;

           (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

       Any determination made by the disinterested directors under division
  (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

       (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and
  (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions
  (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

            (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

            (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

       (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

       (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

       (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

       (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

       (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.


       Second Amended Articles of Incorporation of Western Reserve

                               ARTICLE EIGHTH

       EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

       (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

       (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

       (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

       (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

       (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

       (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

       (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

       (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve

                                   ARTICLE V

                   Indemnification of Directors and Officers

       Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                            Rule 484 Undertaking

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Item 29. Principal Underwriter

             (a) InterSecurities, Inc. ("ISI"), formerly known as Idex Distributors, Inc. and before that, as Pioneer Western Distributors, Inc., currently distributes securities of

                  WRL Series Life Account and the mutual funds managed by Idex Management, Inc., an affiliate of ISI.

             (b)  Directors and Officers of ISI



                                Principal        Position and Offices
               Name         Business Address       with Underwriter
          --------------  --------------------  ---------------------
          John R. Kenney      (1)               Chairman of the Board

  __________________________
  (1)  201 Highland Avenue, Largo, Florida 34640

   J. Will Paull            17199 N. Laurel Park Dr.  Director
                            Livonia, MI  48152-3908

   G. John Hurley               (1)                   Director, President
                                                      and Chief Executive
                                                      Officer

   Thomas R. Moriarty           (1)                   Senior Vice President

   Donald L. Cudney             (1)                   Senior Vice President


   William H. Geiger            (1)                   Secretary and Director

   Richard B. Franz, II         (1)                   Treasurer


  __________________________
  (1)  201 Highland Avenue, Largo, Florida 34640

       (c) Compensation to Principal Underwriter

           Not Applicable

  Item 30. Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 201 Highland Avenue, Largo, Florida 34640.

  Item 31.  Management Services

            Not Applicable

  Item 32.  Undertakings

            Not Applicable

  Item 33.  Section 403(b)(11) Representation

            Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

            Texas ORP Representation

            The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Largo, State of Florida, on this 26th day of February, 1996.


                                 WRL SERIES ANNUITY ACCOUNT
                                 (Registrant)

                                 By:  /s/ John R. Kenney
                                 ----------------------------------
                                 John R. Kenney, Chairman of the
                                 Board, President and Chief
                                 Executive Officer of Western
                                 Reserve Life Assurance Co. of Ohio


                                 WESTERN RESERVE LIFE ASSURANCE
                                 CO. OF OHIO
                                 (Depositor)

                                 By:  /s/ John R. Kenney
                                 ----------------------------------
                                     John R. Kenney, Chairman of
                                     the Board, President and Chief
                                     Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




       Signature                    Title               Date
       -----------------------  ----------------------  -----------------

       /s/ John R. Kenney       Chairman of the Board,  February 26, 1996
       ------------------       President and Chief
       John R. Kenney           Executive Officer
                                (Principal Executive
                                Officer)


       /s/ Richard B. Franz II  Senior Vice President   February 26, 1996
       -----------------------  and Treasurer
       Richard B. Franz II

      /s/ Alan M. Yaeger     Executive Vice President,  February 26, 1996
      ---------------------  Chief Financial Officer &
      Alan M. Yaeger         Actuary




      /s/ Allan J. Hamilton  Vice President &           February 26, 1996
      ---------------------  Controller
      Allan J. Hamilton



      /s/ Patrick S. Baird   Director                   February 26, 1996
      ---------------------
      Patrick S. Baird */


      /s/ Lyman H. Treadway  Director                   February 26, 1996
      ---------------------
      Lyman H. Treadway */


      /s/Jack E. Zimmerman   Director                   February 26, 1996
      ---------------------
      Jack E. Zimmerman */


      */  /s/ Thomas E. Pierpan
      -------------------------------
          Signed by Thomas E. Pierpan
          As Attorney-in-fact

